                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2014

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT MARCH 31, 2014 (unaudited)

MARKET VECTORS
INDUSTRY ETFs

MARKET VECTORS

BROAD-BASED U.S. ETF

888.MKT.VCTR
marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of March 31, 2014, and are subject to change.

MARKET VECTORS INDUSTRY AND BROAD-BASED U.S. ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the seven industry exchange-traded funds (ETFs) and one broad-based U.S. equity ETF of the Market Vectors ETF Trust for the six-month period ended March 31, 2014.

Market Vectors Wide Moat ETF Continues to Grow

In barely two years, Market Vectors Wide Moat ETF (MOAT) - launched on April 24, 2012, which seeks to track, before fees and expenses, the Morningstar® Wide Moat Focus IndexSM1 - has attracted $640.2 million in assets under management (AUM), an increase of 76% over the past six months.

Wide Moat Investing: An Impressive Batting Average

Batting average is a measure of outperformance versus a benchmark over different time periods. When applied to investing, it indicates how often an investment strategy has outperformed a benchmark through various periods of time. The Morningstar® Wide Moat Focus IndexSM features an impressive batting average measured against the S&P 500® Index2, particularly over long-term holding periods. In other words, the Wide Moat Index outperformed the S&P over 71% of the time if held for a year.

Source: Morningstar, FactSet. Batting Average is measured by dividing the number of periods a portfolio or investment strategy outperforms a benchmark by the total number of periods.

Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index.

Wide Moat investing continues to provide core, long-term strategic access to the broad U.S. equities market. As we speak with investors, we continue to emphasize the long-term, rather than short-term, potential of Wide Moat investing as illustrated by its batting average.

1

MARKET VECTORS INDUSTRY AND BROAD-BASED U.S. ETFs

To subscribe to monthly updates on MOAT and for more information on Morningstar’s approach, please visit our Wide Moat page at www.vaneck.com/special/moat. We also offer quarterly MOAT conference calls.

We will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder. We encourage you stay in touch with us through the videos, email subscriptions, and blogs available on our website (www.vaneck.com). And should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six months ended March 31, 2014. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

April 14, 2014

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	The Morningstar® Wide Moat Focus IndexSM is a rules-based, equal-weighted index intended to offer exposure to the 20 most attractively priced companies with sustainable competitive advantages according to Morningstar’s equity research team. Prior to April 24, 2012, Market Vectors Wide Moat ETF had no operating history.
[2]	The S&P 500® Index consists of 500 widely held common stocks covering industrial, utility, financial, and transportation sectors.
2

Management Discussion (unaudited)

The entire suite of eight Market Vectors Industry and Broad-Based U.S. ETFs realized positive performance in the six months ended March 31, 2014. The Market Vectors Pharmaceutical ETF posted an impressive total return of 22.87%, with the Market Vectors Semiconductor ETF not far behind providing a total return of 16.13%. Both funds outperformed the S&P 500® Index’s‡ 12.51% gain over the same period.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Broad-Based U.S. ETF

Wide Moat

For the period, Market Vectors Wide Moat ETF underperformed the S&P 500 by 3.49%. This underperformance was driven substantially by its exposure to Weight Watchers International, Inc., which was deprived of any “moat” rating, dropped from the index and removed from the portfolio just before the end of the first quarter of 2014. Top contributing sectors were health care and financials. In the former, Allergan, Inc. (sold by end of period), Eli Lilly and Company (sold by end of period), and Intuitive Surgical, Inc. (sold by end of period) all contributed strongly to the sector’s performance. In the latter, The Bank of New York Mellon Corp. (sold by end of period) and Franklin Resources, Inc. (5.1% of Fund net assets†) were the top performers in the sector. Apart from Weight Watchers International, Inc. (sold by end of period), the top detractors from Fund performance for the period were Kinder Morgan, Inc. (sold by end of period), C.H. Robinson Worldwide, Inc. (4.9% of Fund net assets†), and Western Union Company (4.8% of Fund net assets†).

3

MARKET VECTORS INDUSTRY AND BROAD-BASED U.S. ETFs

Industry ETFs

Bank and Brokerage

In December 2013, the Federal Reserve (the “Fed”) announced the start of its “taper” program with a reduction of $10 billion in its monthly bond purchases. And, on March 19, 2014, while it announced the third such reduction of $10 billion, it did reconfirm its commitment to low interest rates.1 The continuation of historically low interest rates over the last six months has continued to be a boon for both bank and brokerage stocks, although some of the larger U.S. banks are still failing to clear the hurdles of the Fed’s “stress tests”2. U.S. companies made the largest contribution to the Fund’s performance. While contributions to return from Germany, Japan and the U.K. all detracted from performance, overall contributions to return from all the other six countries were positive.

Biotech

As the six month period drew to a close, biotech stocks took a severe hit in the market, not least on the back of Gilead Sciences, Inc. (12.0% of Fund net assets†) being asked by Democrats in the U.S. House of Representatives to explain the pricing ($84,000) of its new hepatitis C treatment drug Sovaldi3. However, the Fund posted a total return for the entire period of nearly 10%. U.S. companies contributed by far the most to total return, but there were small contributions from both Ireland and the Netherlands. Illumina, Inc. (4.4% of Fund net assets†), Gilead Sciences, Inc. (12.0% of Fund net assets†) and Biogen Idec Inc. (8.9% of Fund net assets†) all made significant contributions to the Fund’s overall performance.

Environmental Services

Environmental services companies have benefited historically from both overall economic growth and that of both the home-building and construction industries. Now, in addition, consumer preferences regarding environmental and sustainability issues, social awareness and both regulation and legislation4 are being seen as creating potential opportunities for the industry. While U.S. stocks accounted for the majority of the Fund’s total return, a sizeable proportion of it also came from French company Veolia Environnement SA (9.9% of Fund net assets†), with the single Canadian stock in the Fund making only a very small negative contribution to overall return. Small-cap companies made the greatest contribution to the Fund’s total return.

Gaming

The gaming industry continues to enjoy strong performance both in the U.S. and abroad. In 2013, gross winnings (total “take” less payouts and excluding expenses) were around $440 billion5. Although gaming is global, and the two centers of Las Vegas to Macau dominate the industry, Macau, the only place in China to gamble legally, now dwarfs Las Vegas. In 2013, Macau’s gambling revenue was some $45 billion6, in contrast to $6.5 billion7 for Las Vegas. In February 2014 alone, Macau’s gaming revenue was $4.8 billion8. Stocks from the U.S. and Hong Kong (gaming companies in Macau) were, by far, the most significant contributors to the Fund’s overall performance.

Pharmaceutical

Despite continuing discussion, inside and outside the industry, about both viable future business models and markets9, the pharmaceutical industry performed well in the first six months of the Fund’s financial year. This led the Fund to post a notable total return for the period of 22.87%. All countries contributed positively, with the U.S. contributing most substantially to the Fund’s overall performance. In the coming few years, as a number of blockbuster drugs come off patent, and the ways are opened to generics10, the industry may start to face some interesting challenges.

4

Retail

The six-month period ended March 31, 2014 brought with it positive performance and the Fund returned a creditable 8.41%. Although consumer spending was volatile11 during the year, the U.S. retail industry saw sales rise 3.7%12 in 2013. Consumer confidence (as measured by Conference Board Consumer Confidence Index®), rose, with ups and downs, from 79.713 to 82.314, over the course of the period. And, despite the severe winter weather, retail sales rebounded in February, recording an uptick of approximately 0.2%15. While retail drug stores and health care distributors made by far the greatest contributions to total return, automotive, internet and home improvement retail all also contributed positive small percentages to the Fund’s overall performance.

Semiconductor

The global semiconductor industry continued to return market-beating performance in 2013. Sales exceeded $300 billion for the first time ever16, with memory, in particular, dynamic random-access memory (DRAM), leading growth17. While revenue growth leveled off in the fourth quarter of the year18, a worldwide sales figure of $26.3 billion19 was recorded for January 2014 alone, an 8.8% increase from January 2013. Although contributing the most to the Fund’s total return, the industry’s strong positive performance over the period was not restricted to the U.S., with stocks from Taiwan, Singapore and the U.K., in that order, all making positive contributions.

†	All Fund assets referenced are Total Net Assets as of March 31, 2014.
All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.
‡	S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial and transportation sectors.
[1]	Forbes: Fed Cuts Monthly Asset Purchases To $55 Billion Maintaining Taper Pace, Market Awaits Yellen Remarks, http://www.forbes.com/sites/samanthasharf/2014/03/19/fed-cuts-monthly-asset-purchases-to-55-billion-maintaining-pace-of-taper-market-awaits-yellen-remarks/
[2]	The Wall Street Journal - CFO Journal: The Morning Ledger: Social Issues Added to Corporate Agenda, http://online.wsj.com/public/page/cfo-journal.html
[3]	Bloomberg: Are Biotech Stocks a Popping Bubble? That’s the $84,000 Question, http://www.bloomberg.com/news/2014-03-24/are-biotech-stocks-a-popping-bubble-that-s-the-84-000-question.html
[4]	Harris Williams & Co.: Environmental Services, Industry Update, March 2014, http://www.harriswilliams.com/sites/default/files/industry_reports/es_monthly_reader_march_2014.pdf
[5]	The Economist: Daily chart: The house wins, http://www.economist.com/blogs/graphicdetail/2014/02/daily-chart-0
[6]	CNNMoney: Macau’s gambling industry dwarfs Vegas, http://money.cnn.com/2014/01/06/news/macau-casino-gambling/
[7]	Reuters: Macau gambling revenue surges record 40 pct in February, http://www.reuters.com/article/2014/03/03/macau-revenues-idUSL3N0M01IR20140303
[8]	Ibid.
[9]	The Economist: The Pharma Summit 2014 - Reinventing Business Models and Markets, http://www.economistinsights.com/healthcare/event/pharma-summit-2014
[10]	Materia Socio Medica: Financial Aspects and the Future of the Pharmaceutical Industry in the United States of America, http://www.ncbi.nlm.nih.gov/pmc/articles/PMC3914743/
[11]	Marcum Cronus Partners LLC 2014: Sector Bulletin, Retail Technology, March 2014, http://www.marcumcronus.com/bulletin/March2014/RetailTechSectorBulletinMarch2014PW.pdf
[12]	Ibid.
[13]	The Conference Board, Inc.: The Conference Board Consumer Confidence Index® Falls Slightly, http://www.conference-board.org/press/pressdetail.cfm?pressid=4949
[14]	The Conference Board, Inc.: The Conference Board Consumer Confidence Index® Rebounds in March, http://www.conference-board.org/press/pressdetail.cfm?pressid=5137
[15]	National Retail Federation: Retail Sales Rebound in February; Up 0.2 Percent, http://www.nrf.com/modules.php?name=News&op=viewlive&sp_id=1786
[16]	Forbes: Semiconductors - A Crazy Industry, http://www.forbes.com/sites/jimhandy/2014/02/11/semiconductors-a-crazy-industry-2/
[17]	Manufacturing Geek: How The Semiconductor Industry Performed in 2013, http://manufacturing-geek.com/semi-performance-2013
[18]	Ibid
[19]	Electronic Purchasing Strategies: What Does 2014 Hold for Semiconductor Sales, http://electronicspurchasingstrategies.com/2014/03/06/2014-hold-semiconductor-sales/
5

BANK AND BROKERAGE ETF (RKH)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVRKHTR[2]
Six Months	7.01%	8.66%	8.58%
One Year	19.62%	21.18%	20.90%
Life* (annualized)	25.68%	25.85%	25.52%
Life* (cumulative)	68.37%	68.88%	67.90%
*since 12/20/11

Commencement date for the Market Vectors Bank and Brokerage ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.14% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Bank and Brokerage 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Bank and Brokerage ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Bank and Brokerage 25 Index (MVRKHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies engaged primarily on a global basis that derive the majority of their revenues from banking, which includes a broad range of financial services such as investment banking, brokerage services and corporate lending to large institutions.
6

BIOTECH ETF (BBH)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVBBHTR[2]
Six Months	9.91%	9.90%	9.91%
One Year	39.91%	40.18%	40.26%
Life* (annualized)	51.78%	51.72%	51.96%
Life* (cumulative)	158.88%	158.63%	159.55%
*since 12/20/11

Commencement date for the Market Vectors Biotech ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.39% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Biotech 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Biotech ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Biotech 25 Index (MVBBHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from biotechnology, which includes biotechnology research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment.
7

ENVIRONMENTAL SERVICES ETF (EVX)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	AXENV[2]
Six Months	6.75%	6.61%	6.96%
One Year	19.03%	18.37%	19.14%
Five Year	19.79%	19.77%	20.52%
Life* (annualized)	8.06%	8.07%	8.66%
Life* (cumulative)	78.45%	78.52%	86.04%
*since 10/10/06

Commencement date for the Market Vectors Environmental Services ETF was 10/10/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.03% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

NYSE Arca Environmental Services Index (AXENV) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.
8

GAMING ETF (BJK)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVBJKTR[2]
Six Months	9.84%	9.60%	9.65%
One Year	29.99%	29.86%	30.47%
Five Years	30.33%	30.30%	30.91%
Life* (annualized)	6.69%	6.66%	7.56%
Life* (cumulative)	49.26%	49.06%	57.00%
*since 1/22/08

Index data prior to September 24, 2012 reflects that of the S-Network Global Gaming Index (WAGRT). From September 24, 2012 forward, the index data reflects that of the Market Vectors Global Gaming Index (MVBJKTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

Commencement date for the Market Vectors Gaming ETF was 1/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.73% / Net Expense Ratio 0.65%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Global Gaming Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Gaming ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Gaming Index (MVBJKTR) is a rules based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.
9

PHARMACEUTICAL ETF (PPH)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVPPHTR[2]
Six Months	22.94%	22.87%	22.81%
One Year	32.43%	32.58%	32.46%
Life* (annualized)	27.26%	26.75%	26.59%
Life* (cumulative)	73.25%	71.65%	71.17%
*since 12/20/11

Commencement date for the Market Vectors Pharmaceutical ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.43% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Pharmaceutical 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Pharmaceutical ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most their revenues from pharmaceuticals, which includes pharmaceutical research and development as well as production, marketing and sales of pharmaceuticals.
10

RETAIL ETF (RTH)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVRTHTR[2]
Six Months	8.35%	8.41%	8.36%
One Year	22.57%	22.64%	22.48%
Life* (annualized)	24.80%	24.22%	23.94%
Life* (cumulative)	65.69%	63.95%	63.12%
*since 12/20/11

Commencement date for the Market Vectors Retail ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.68% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Retail 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Retail ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Retail 25 Index (MVRTHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from retail, which includes retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.
11

SEMICONDUCTOR ETF (SMH)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVSMHTR[2]
Six Months	16.15%	16.13%	16.11%
One Year	30.37%	30.12%	29.98%
Life* (annualized)	22.08%	22.22%	22.05%
Life* (cumulative)	57.59%	57.98%	57.49%
*since 12/20/11

Commencement date for the Market Vectors Semiconductor ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.43% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Semiconductor 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Semiconductor ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Semiconductor 25 Index (MVSMHTR) is a rules-based, rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.
12

WIDE MOAT ETF (MOAT)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MWMFTR[2]
Six Months	8.81%	9.02%	9.16%
One Year	26.04%	26.10%	26.61%
Life* (annualized)	22.26%	22.24%	22.72%
Life* (cumulative)	47.51%	47.47%	48.60%
*since 4/24/12

Commencement date for the Market Vectors Wide Moat ETF was 4/24/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/12) to the first day of secondary market trading in shares of the Fund (4/25/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.49% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The Morningstar® Wide Moat Focus IndexSM was created and is maintained by Morningstar, Inc. Morningstar, Inc. does not sponsor, endorse, issue, sell, or promote the Market Vectors Wide Moat ETF and bears no liability with respect to that ETF or any security. Morningstar® is a registered trademark of Morningstar, Inc. Morningstar® Wide Moat Focus IndexSM is a service mark of Morningstar, Inc.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).
13

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2013 to March 31, 2014.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2013- March 31, 2014
Bank and Brokerage ETF
Actual	$1,000.00	$1,086.60	0.35%	$1.82
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Biotech ETF
Actual	$1,000.00	$1,099.00	0.35%	$1.83
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$1,066.10	0.55%	$2.83
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$1,096.00	0.65%	$3.40
Hypothetical**	$1,000.00	$1,021.69	0.65%	$3.28
Pharmaceutical ETF
Actual	$1,000.00	$1,228.70	0.35%	$1.94
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$1,084.10	0.35%	$1.82
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,161.30	0.35%	$1.89
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Wide Moat ETF
Actual	$1,000.00	$1,090.20	0.49%	$2.55
Hypothetical**	$1,000.00	$1,022.49	0.49%	$2.47

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2014) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
14

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.0%
Brazil: 1.4%
15,682	Banco Bradesco S.A. (ADR)	$214,373
Canada: 13.0%
4,299	Bank of Montreal (USD)	288,076
8,008	Bank of Nova Scotia (USD) †	464,624
10,638	Royal Bank of Canada (USD)	702,002
12,574	Toronto-Dominion Bank (USD)	590,349
		2,045,051
Germany: 2.2%
7,600	Deutsche Bank AG (USD)	340,708
India: 0.6%
2,220	ICICI Bank Ltd. (ADR)	97,236
Japan: 3.9%
111,143	Mitsubishi UFJ Financial Group, Inc. (ADR)	615,732
Netherlands: 2.7%
30,139	ING Groep N.V. (ADR) *	429,481
Spain: 8.8%
45,402	Banco Bilbao Vizcaya Argentaria S.A. (ADR) †	545,278
86,762	Banco Santander S.A. (ADR)	831,180
		1,376,458
Switzerland: 5.9%
10,391	Credit Suisse Group AG (ADR)	336,461
28,318	UBS AG (USD)	586,749
		923,210
United Kingdom: 12.0%
28,227	Barclays Plc (ADR)	443,164
28,290	HSBC Holdings Plc (ADR)	1,437,981
		1,881,145
United States: 47.5%
75,345	Bank of America Corp.	1,295,934
7,642	Charles Schwab Corp.	208,856
21,434	Citigroup, Inc.	1,020,258
2,771	Goldman Sachs Group, Inc.	454,028
26,430	JPMorgan Chase & Co.	1,604,565
9,612	Morgan Stanley	299,606
3,856	The PNC Financial Services Group, Inc.	335,472
12,568	U.S. Bancorp	538,665
33,960	Wells Fargo & Co.	1,689,170
		7,446,554
Total Common Stocks (Cost: $14,109,790)		15,369,948
Number of Shares		Value
PREFERRED STOCK: 1.7%
Brazil: 1.7% (Cost: $285,900)
18,316	Itau Unibanco Holding S.A. (ADR)	$272,176
MONEY MARKET FUND: 0.2% (Cost: $35,748)
35,748	Dreyfus Government Cash Management Fund	35,748
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $14,431,438)		15,677,872
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
(Cost: $625,548)
625,548	Bank of New York Overnight Government Fund	625,548
Total Investments: 103.9%
(Cost: $15,056,986)		16,303,420
Liabilities in excess of other assets: (3.9)%		(615,847)
NET ASSETS: 100.0%		$15,687,573

See Notes to Financial Statements

15

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $609,835.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commercial Banking Institution	25.6%	$4,005,294
Diversified Banking Institution	53.8	8,435,186
Finance - Investment Banker / Broker	1.3	208,856
Life & Health Insurance	2.7	429,481
Super - Regional Banks	16.4	2,563,307
Money Market Fund	0.2	35,748
	100.0%	$15,677,872

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$15,369,948	$–	$–	$15,369,948
Preferred Stock*	272,176	–	–	272,176
Money Market Funds	661,296	–	–	661,296
Total	$16,303,420	$–	$–	$16,303,420

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

16

BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 4.7%
616,297	Alkermes Plc (USD) *	$27,172,535
Netherlands: 3.5%
944,115	Qiagen N.V. (USD) * †	19,911,385
United States: 91.8%
179,640	Alexion Pharmaceuticals, Inc. *	27,328,633
536,702	Amgen, Inc.	66,196,825
669,593	Ariad Pharmaceuticals, Inc. * †	5,396,920
168,040	Biogen Idec, Inc. *	51,398,395
347,726	BioMarin Pharmaceutical, Inc. *	23,718,390
338,351	Celgene Corp. *	47,233,800
150,805	Cepheid, Inc. *	7,778,522
154,834	Charles River Laboratories International, Inc. *	9,342,684
140,697	Covance, Inc. *	14,618,418
194,702	Cubist Pharmaceuticals, Inc. *	14,242,451
977,459	Gilead Sciences, Inc. *	69,262,745
170,106	Illumina, Inc. *	25,287,958
402,526	Incyte Corp. *	21,543,192
29,155	Intercept Pharmaceuticals, Inc. *	9,615,027
502,288	Isis Pharmaceuticals, Inc. * †	21,703,864
221,720	Medivation, Inc. *	14,272,116
167,882	Myriad Genetics, Inc. * †	5,739,886
234,725	NPS Pharmaceuticals, Inc. *	7,025,319
153,765	Pharmacyclics, Inc. *	15,410,328
94,264	Regeneron Pharmaceuticals, Inc. *	28,305,594
131,407	Seattle Genetics, Inc. * †	5,986,903
137,913	United Therapeutics Corp. *	12,967,959
360,636	Vertex Pharmaceuticals, Inc. *	25,504,178
		529,880,107
Total Common Stocks
(Cost: $526,910,778)		576,964,027
MONEY MARKET FUND: 0.0% (Cost: $202,003)
202,003	Dreyfus Government Cash Management Fund	202,003
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $527,112,781)		577,166,030
Principal Amount		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2%
Repurchase Agreements: 4.2%
$1,212,422	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $1,212,425; (collateralized by various U.S. government and agency obligations, 0.00%, due 8/15/23 to 5/15/43, valued at $1,236,672 including accrued interest)	$1,212,422
5,759,416	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $5,759,454; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $5,874,605 including accrued interest)	5,759,416
5,759,416	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $5,759,435; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $5,874,618 including accrued interest)	5,759,416
5,759,416	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $5,759,448; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $5,874,604 including accrued interest)	5,759,416
5,759,416	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $5,759,442; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $5,874,619 including accrued interest)	5,759,416
Total Short-Term Investments Held as Collateral for Securities Loaned
(Cost: $24,250,086)		24,250,086
Total Investments: 104.2%
(Cost: $551,362,867)		601,416,116
Liabilities in excess of other assets: (4.2)%		(24,359,854)
NET ASSETS: 100.0%		$577,056,262

See Notes to Financial Statements

17

BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,180,702.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diagnostic Equipment	1.3%	$7,778,522
Diagnostic Kits	3.5	19,911,385
Medical - Biomedical / Genetics	85.3	492,072,839
Medical - Drugs	4.7	27,172,535
Medical Labs & Testing Service	2.5	14,618,418
Therapeutics	2.7	15,410,328
Money Market Fund	0.0	202,003
	100.0%	$577,166,030

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$576,964,027	$–	$–	$576,964,027
Money Market Fund	202,003	–	–	202,003
Repurchase Agreements	–	24,250,086	–	24,250,086
Total	$577,166,030	$24,250,086	$–	$601,416,116

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

18

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Canada: 2.6%
20,102	Progressive Waste Solutions Ltd. (USD) †	$508,782
China / Hong Kong: 1.5%
77,660	China Recycling Energy Corp. (USD) *	305,204
France: 9.9%
98,346	Veolia Environnement S.A. (ADR) †	1,955,119
United States: 85.8%
17,067	ABM Industries, Inc.	490,506
20,119	Advanced Emissions Solutions, Inc. *	493,720
22,616	Calgon Carbon Corp. *	493,707
13,963	Cantel Medical Corp.	470,832
28,505	Ceco Environmental Corp.	472,898
8,551	Clarcor, Inc.	490,400
9,083	Clean Harbors, Inc. *	497,658
29,629	Covanta Holding Corp.	534,803
25,027	Darling International, Inc. *	501,041
11,698	Donaldson Company, Inc.	495,995
71,024	Energy Recovery, Inc. * †	377,848
75,266	Fuel Tech, Inc. * †	376,330
21,594	Layne Christensen Co. *	392,795
45,212	Newpark Resources, Inc. *	517,677
25,753	Nuverra Environmental Solutions * †	522,528
212,299	Rentech, Inc. *	403,368
57,683	Republic Services, Inc.	1,970,451
16,949	Schnitzer Steel Industries, Inc.	488,979
17,374	Stericycle, Inc. *	1,974,034
10,250	Steris Corp.	489,437
Number of Shares		Value
United States: (continued)
7,667	Tennant Co.	$503,109
8,276	Tenneco, Inc. *	480,587
16,485	Tetra Tech, Inc. *	487,791
13,247	US Ecology, Inc.	491,729
11,184	Waste Connections, Inc.	490,530
48,214	Waste Management, Inc.	2,028,363
		16,937,116
Total Common Stocks (Cost: $17,465,186)		19,706,221
MONEY MARKET FUND: 0.3% (Cost: $45,054)
45,054	Dreyfus Government Cash Management Fund	45,054
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $17,510,240)		19,751,275
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.2%
(Cost: $1,428,432)
1,428,432	Bank of New York Overnight Government Fund	1,428,432
Total Investments: 107.3% (Cost: $18,938,672)		21,179,707
Liabilities in excess of other assets: (7.3)%		(1,439,070)
NET ASSETS: 100.0%		$19,740,637

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,386,529.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	2.0%	$403,368
Air Pollution Control Equipment	2.4	472,898
Alternative Waste Technology	5.0	994,748
Automobile / Truck Parts & Equipment	2.4	480,587
Building – Maintenance & Service	2.5	490,506
Building & Construction	2.0	392,795
Environment Consulting & Engineering	2.5	487,791
Filtration & Separate Products	5.0	986,395
Hazardous Waste Disposal	15.0	2,963,421
Machinery – General Industry	2.6	503,109
Medical Products	4.9	960,269
Non – Hazardous Waste Disposal	28.0	5,532,929
Oil – Field Services	2.6	517,677
Pollution Control	4.4	870,050
Power Conversion / Supply Equipment	1.5	305,204
Steel – Producers	2.5	488,979
Water	9.9	1,955,119
Water Treatment Systems	4.6	900,376
Money Market Fund	0.2	45,054
	100.0%	$19,751,275

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$19,706,221	$–	$–	$19,706,221
Money Market Funds	1,473,486	–	–	1,473,486
Total	$21,179,707	$–	$–	$21,179,707

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

19

GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 8.5%
177,871	Aristocrat Leisure Ltd. #	$888,182
171,243	Crown Ltd. #	2,646,903
338,567	Echo Entertainment Group Ltd. #	770,206
325,785	TABCORP Holdings Ltd. #	1,031,173
774,785	Tatts Group Ltd. #	2,085,023
		7,421,487
China / Hong Kong: 33.8%
678,240	Galaxy Entertainment Group Ltd. * #	5,919,367
173,263	Melco Crown Entertainment Ltd. (ADR)	6,696,615
328,400	Melco International Development Ltd. #	1,104,053
1,270,500	MGM China Holdings Ltd. #	4,488,416
730,000	Sands China Ltd. #	5,474,569
942,000	SJM Holdings Ltd. #	2,653,647
794,000	Wynn Macau Ltd. #	3,304,540
		29,641,207
Greece: 2.0%
58,229	Intralot S.A. #	185,174
97,668	OPAP S.A .#	1,568,866
		1,754,040
Ireland: 1.5%
16,695	Paddy Power Plc #	1,332,347
Italy: 1.4%
39,004	GTECH S.p.A. #	1,185,516
Japan: 4.4%
33,479	Sankyo Co. Ltd. #	1,412,155
109,100	Sega Sammy Holdings, Inc. #	2,454,634
		3,866,789
Malaysia: 7.7%
642,183	Berjaya Sports Toto Bhd #	780,527
1,137,938	Genting Bhd #	3,490,193
1,643,398	Genting Malaysia Bhd #	2,114,505
437,000	Magnum Bhd	400,132
		6,785,357
New Zealand: 1.0%
244,178	Sky City Entertainment Group Ltd. #	833,287
Singapore: 3.9%
3,211,400	Genting Singapore Plc #	3,416,311
Number of Shares		Value
South Africa: 0.5%
52,237	Sun International Ltd. #	$469,884
South Korea: 3.1%
74,856	Kangwon Land, Inc. #	2,183,677
17,900	Paradise Co. Ltd. #	547,192
		2,730,869
Sweden: 0.7%
16,861	Betsson A.B. #	613,232
United Kingdom: 6.8%
326,132	Bwin.Party Digital Entertainment Plc #	689,907
167,976	IG Group Holdings Plc #	1,758,699
337,311	Ladbrokes Plc #	759,847
64,185	Playtech Ltd. #	724,613
360,384	William Hill Plc #	2,050,389
		5,983,455
United States: 22.9%
13,471	Bally Technologies, Inc. *	892,723
34,189	Boyd Gaming Corp. *	451,295
27,669	Global Cash Access Holdings, Inc. *	189,809
103,857	International Game Technology	1,460,229
87,100	Las Vegas Sands Corp.	7,035,938
142,110	MGM Mirage *	3,674,965
27,335	Penn National Gaming, Inc. *	336,767
20,714	Pinnacle Entertainment, Inc. *	490,922
23,756	Scientific Games Corp. *	326,170
23,213	Wynn Resorts Ltd.	5,156,768
		20,015,586
Total Common Stocks (Cost: $65,871,399)		86,049,367
REAL ESTATE INVESTMENT TRUST: 1.8% (Cost: $1,547,943)
United States: 1.8%
43,057	Gaming and Leisure Properties, Inc.	1,569,858
Total Investments: 100.0% (Cost: $67,419,342)		87,619,225
Liabilities in excess of other assets: (0.0)%		(4,526)
NET ASSETS: 100.0%		$87,614,699

See Notes to Financial Statements

20

ADR	American Depositary Receipt
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $58,937,034 which represents 67.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Casino Hotels	65.5%	$57,364,775
Casino Services	8.1	7,096,509
Commercial Services - Finance	0.2	189,809
Computer Software	0.8	724,613
Diversified Operations	1.7	1,504,185
Finance - Other Services	2.0	1,758,699
Gambling (Non-Hotel)	12.2	10,649,855
Internet Gambling	1.5	1,303,139
Leisure & Recreation Products	2.8	2,454,634
Lottery Services	4.8	4,236,240
Racetracks	0.4	336,767
	100.0%	$87,619,225

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$7,421,487	$–	$7,421,487
China / Hong Kong	6,696,615	22,944,592	–	29,641,207
Greece	–	1,754,040	–	1,754,040
Ireland	–	1,332,347	–	1,332,347
Italy	–	1,185,516	–	1,185,516
Japan	–	3,866,789	–	3,866,789
Malaysia	400,132	6,385,225	–	6,785,357
New Zealand	–	833,287	–	833,287
Singapore	–	3,416,311	–	3,416,311
South Africa	–	469,884	–	469,884
South Korea	–	2,730,869	–	2,730,869
Sweden	–	613,232	–	613,232
United Kingdom	–	5,983,455	–	5,983,455
United States	20,015,586	–	–	20,015,586
Real Estate Investment Trust
United States	1,569,858	–	–	1,569,858
Total	$28,682,191	$58,937,034	$–	$87,619,225

During the period ended March 31, 2014, transfer of securities from Level 2 to Level 1 were $327,479. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2) which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

21

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Denmark: 5.0%
342,784	Novo-Nordisk A.S. (ADR)	$15,648,090
France: 5.1%
310,591	Sanofi S.A. (ADR)	16,237,697
Ireland: 10.6%
62,943	Actavis Plc (USD) *	12,956,817
47,984	Endo International Plc (USD) *	3,294,102
45,025	Perrigo Co. Plc (USD)	6,963,566
68,400	Shire Plc (ADR)	10,159,452
		33,373,937
Israel: 4.8%
287,973	Teva Pharmaceutical Industries Ltd. (ADR)	15,216,493
Switzerland: 8.8%
324,869	Novartis A.G. (ADR)	27,620,362
United Kingdom: 9.3%
212,951	AstraZeneca Plc (ADR)	13,816,261
286,921	GlaxoSmithKline Plc (ADR)	15,330,189
		29,146,450
United States: 55.8%
357,979	Abbott Laboratories	13,785,771
305,479	AbbVie, Inc.	15,701,621
110,357	Allergan, Inc.	13,695,304
257,014	Bristol-Myers Squibb Co.	13,351,877
239,822	Eli Lilly & Co.	14,115,923
62,303	Forest Laboratories, Inc. *	5,748,698
50,578	Hospira, Inc. *	2,187,498
302,182	Johnson & Johnson	29,683,338
289,470	Merck & Co., Inc.	16,433,212
131,328	Mylan, Inc. *	6,412,746
720,273	Pfizer, Inc.	23,135,169
18,657	Questcor Pharmaceuticals, Inc. †	1,211,399
15,343	Salix Pharmaceuticals Ltd. *	1,589,688
98,488	Valeant Pharmaceuticals International, Inc. *	12,983,673
190,931	Zoetis, Inc.	5,525,543
		175,561,460
Total Common Stocks (Cost: $265,319,748)		312,804,489
Number of Shares		Value
MONEY MARKET FUND: 0.0% (Cost: $73)
73	Dreyfus Government Cash Management Fund	$73
Total Investments Before Collateral for Securities Loaned: 99.4%
(Cost: $265,319,821)		312,804,562

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4%
Repurchase Agreements: 0.4%
$130,339	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.06% due 4/1/14, proceeds $130,339; (collateralized by various U.S. government and agency obligations, 0.88% to 8.13%, due 4/15/14 to 2/15/41, valued at $132,946 including accrued interest)	130,339
1,000,000	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $1,020,003 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,130,339)		1,130,339
Total Investments: 99.8% (Cost: $266,450,160)		313,934,901
Other assets less liabilities: 0.2%		722,041
NET ASSETS: 100.0%		$314,656,942

See Notes to Financial Statements

22

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,105,736.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Medical – Drugs	85.6%	$267,855,970
Medical – Generic Drugs	13.3	41,549,622
Medical Products	0.7	2,187,498
Therapeutics	0.4	1,211,399
Money Market Fund	0.0	73
	100.0%	$312,804,562

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$312,804,489	$–	$–	$312,804,489
Money Market Fund	73	–	–	73
Repurchase Agreements	–	1,130,339	–	1,130,339
Total	$312,804,562	$1,130,339	$–	$313,934,901

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

23

RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
United States: 100.1%
7,273	Amazon.com, Inc. *	$2,447,510
8,837	AmerisourceBergen Corp.	579,619
1,111	AutoZone, Inc. *	596,718
7,905	Bed Bath & Beyond, Inc. *	543,864
9,552	Best Buy Co., Inc.	252,268
11,751	Cardinal Health, Inc.	822,335
11,102	Costco Wholesale Corp.	1,239,871
23,468	CVS Caremark Corp.	1,756,815
12,805	Dollar General Corp. *	710,421
23,787	Home Depot, Inc.	1,882,265
7,950	Kohl’s Corp.	451,560
19,669	Kroger Co.	858,552
9,534	L Brands, Inc.	541,245
25,903	Lowe’s Cos., Inc.	1,266,657
15,434	MACY’S, Inc.	915,082
6,268	McKesson Corp.	1,106,741
7,775	Ross Stores, Inc.	556,301
Number of Shares		Value
United States: (continued)
24,469	Staples, Inc.	$277,479
23,110	Sysco Corp.	834,964
18,841	Target Corp.	1,140,069
11,754	The Gap, Inc.	470,865
18,716	TJX Cos., Inc.	1,135,125
19,111	Walgreen Co.	1,261,899
34,843	Wal-Mart Stores, Inc.	2,663,051
14,695	Whole Foods Market, Inc.	745,184
Total Common Stocks (Cost: $26,143,329)		25,056,460
MONEY MARKET FUND: 0.0%
(Cost: $5,922)
5,922	Dreyfus Government Cash Management Fund	5,922
Total Investments: 100.1%
(Cost: $26,149,251)		25,062,382
Liabilities in excess of other assets: (0.1)%		(25,039)
NET ASSETS: 100.0%		$25,037,343

* Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
E-Commerce / Products	9.8%	$2,447,510
Food - Retail	6.4	1,603,736
Food - Wholesale / Distribution	3.3	834,964
Medical - Wholesale Drug Distributors	10.0	2,508,695
Retail - Apparel / Shoes	6.3	1,568,411
Retail - Auto Parts	2.4	596,718
Retail - Bedding	2.2	543,864
Retail - Building Products	12.6	3,148,922
Retail - Consumer Electronics	1.0	252,268
Retail - Discount	23.0	5,753,412
Retail - Drug Store	12.0	3,018,714
Retail - Major Department Store	4.5	1,135,125
Retail - Office Supplies	1.1	277,479
Retail - Regional Department Store	5.4	1,366,642
Money Market Fund	0.0	5,922
	100.0%	$25,062,382

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$25,056,460	$–	$–	$25,056,460
Money Market Fund	5,922	–	–	5,922
Total	$25,062,382	$–	$–	$25,062,382

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

24

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 1.7%
372,411	Marvell Technology Group Ltd. (USD)	$5,865,473
Netherlands: 8.5%
182,001	ASML Holding N.V. (USD)	16,991,613
199,456	NXP Semiconductor NV (USD) *	11,730,007
		28,721,620
Singapore: 3.6%
186,010	Avago Technologies Ltd. (USD)	11,980,904
Taiwan: 12.6%
2,132,187	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	42,686,384
United Kingdom: 5.1%
336,348	ARM Holdings Plc (ADR)	17,143,658
United States: 68.5%
711,367	Advanced Micro Devices, Inc. * †	2,852,582
289,137	Altera Corp.	10,478,325
287,965	Analog Devices, Inc.	15,302,460
763,539	Applied Materials, Inc.	15,591,466
486,658	Broadcom Corp.	15,319,994
84,887	Cree, Inc. *	4,801,209
2,328,980	Intel Corp.	60,110,974
133,935	KLA-Tencor Corp.	9,260,266
149,705	Lam Research Corp. *	8,233,775
147,849	Linear Technology Corp.	7,198,768
190,122	Maxim Integrated Products, Inc.	6,296,841
169,530	Microchip Technology, Inc.	8,096,753
666,335	Micron Technology, Inc. *	15,765,486
504,212	NVIDIA Corp.	9,030,437
385,373	ON Semiconductor Corp. *	3,622,506
163,088	Skyworks Solutions, Inc. *	6,119,062
149,089	Teradyne, Inc. * †	2,965,380
361,153	Texas Instruments, Inc.	17,028,364
255,586	Xilinx, Inc.	13,870,652
		231,945,300
Total Common Stocks (Cost: $335,949,949)		338,343,339
MONEY MARKET FUND: 0.0% (Cost: $244,828)
244,828	Dreyfus Government Cash Management Fund	244,828
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $336,194,777)		338,588,167
Principal Amount		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.6%
Repurchase Agreements: 1.6%
$269,478	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $269,479; (collateralized by various U.S. government and agency obligations, 0.00%, due 8/15/23 to 5/15/43, valued at $274,868 including accrued interest)	$269,478
1,280,132	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $1,280,141; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $1,305,735 including accrued interest)	1,280,132
1,280,132	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.06% due 4/1/14, proceeds $1,280,136; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/14 to 11/15/30, valued at $1,305,738 including accrued interest)	1,280,132
1,280,132	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $1,280,139; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $1,305,735 including accrued interest)	1,280,132
1,280,132	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $1,280,138; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $1,305,738 including accrued interest)	1,280,132
Total Short-Term Investments Held as Collateral for Securities Loaned
(Cost: $5,390,006)		5,390,006
Total Investments: 101.6% (Cost: $341,584,783)		343,978,173
Liabilities in excess of other assets: (1.6)%		(5,566,110)
NET ASSETS: 100.0%		$338,412,063

See Notes to Financial Statements

25

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,250,341.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electronic Component - Semiconductors	57.9%	$196,220,906
Semiconductor Component - Integrated Circuits	26.3	89,079,933
Semiconductor Equipment	15.7	53,042,500
Money Market Fund	0.1	244,828
	100.0%	$338,588,167

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$338,343,339	$–	$–	$338,343,339
Money Market Fund	244,828	–	–	244,828
Repurchase Agreements	–	5,390,006	–	5,390,006
Total	$338,588,167	$5,390,006	$–	$343,978,173

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

26

WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Communications: 4.7%
544,068	eBay, Inc. *	$30,054,316
Consumer, Non-cyclical: 34.9%
466,585	Baxter International, Inc.	34,331,324
820,135	Coca-Cola Co.	31,706,419
402,124	Express Scripts Holding Co. *	30,195,491
398,520	Philip Morris International, Inc.	32,626,834
871,567	Sysco Corp.	31,489,716
398,166	The Procter & Gamble Co.	32,092,180
1,894,934	The Western Union Co.	31,001,120
		223,443,084
Energy: 20.2%
162,841	Core Laboratories N.V.	32,314,168
408,109	National Oilwell Varco, Inc.	31,779,448
346,065	Schlumberger Ltd.	33,741,338
860,861	Spectra Energy Corp.	31,800,205
		129,635,159
Number of Shares		Value
Financial: 15.0%
252,062	Berkshire Hathaway, Inc. *	$31,500,188
102,142	BlackRock, Inc.	32,121,616
597,213	Franklin Resources, Inc.	32,357,000
		95,978,804
Industrial: 14.7%
601,540	CH Robinson Worldwide, Inc.	31,514,681
783,673	Expeditors International of Washington, Inc.	31,056,961
1,224,793	General Electric Co.	31,709,891
		94,281,533
Technology: 5.1%
169,425	International Business Machines Corp.	32,612,618
Utilities: 5.5%
1,045,416	Exelon Corp.	35,084,161
Total Common Stocks (Cost: $613,317,891)		641,089,675
Liabilities in excess of other assets: (0.1)%		(862,614)
NET ASSETS: 100.0%		$640,227,061

* Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Beverages - Non-Alcoholic	4.9%	$31,706,419
Commercial Services - Finance	4.8	31,001,120
Computer Services	5.1	32,612,618
Cosmetics & Toiletries	5.0	32,092,180
Diversified Manufacturing Operations	4.9	31,709,891
E-Commerce / Products	4.7	30,054,316
Electric - Integrated	5.5	35,084,161
Food - Wholesale / Distribution	4.9	31,489,716
Investment Management / Advisory Services	10.1	64,478,616
Medical - Drugs	4.7	30,195,491
Medical Products	5.3	34,331,324
Oil - Field Services	10.3	66,055,506
Oil Field Machine & Equipment	5.0	31,779,448
Pipelines	5.0	31,800,205
Reinsurance	4.9	31,500,188
Tobacco	5.1	32,626,834
Transport - Services	9.8	62,571,642
	100.0%	$641,089,675

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$641,089,675	$–	$–	$641,089,675

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

27

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2014 (unaudited)

	Bank and		Environmental
	Brokerage	Biotech	Services
	ETF	ETF	ETF
Assets:
Investments, at value (1) (2)	$15,677,872	$577,166,030	$19,751,275
Short term investment held as collateral for securities loaned (3)	625,548	24,250,086	1,428,432
Cash	–	–	–
Cash denominated in foreign currency, at value (4)	–	–	–
Receivables:
Investment securities sold	–	–	984,630
Shares sold	–	315	3,232,637
Due from Adviser	5,702	–	–
Dividends	53,249	112,038	24,554
Prepaid expenses	2,626	7,019	1,896
Total assets	16,364,997	601,535,488	25,423,424

Liabilities:
Payables:
Investment securities purchased	–	–	1,050,110
Collateral for securities loaned	625,548	24,250,086	1,428,432
Line of credit	–	–	–
Shares redeemed	–	–	3,133,529
Due to Adviser	–	167,651	612
Due to custodian	–	8,374	–
Deferred Trustee fees	1,156	22,964	2,086
Accrued expenses	50,720	30,151	68,018
Total liabilities	677,424	24,479,226	5,682,787
NET ASSETS	$15,687,573	$577,056,262	$19,740,637
Shares outstanding	281,224	6,346,503	300,000
Net asset value, redemption and offering price per share	$55.78	$90.93	$65.80

Net assets consist of:
Aggregate paid in capital	$14,126,189	$463,598,605	$30,172,848
Net unrealized appreciation (depreciation)	1,246,434	50,053,249	2,241,035
Undistributed net investment income	101,838	28,548	19,958
Accumulated net realized gain (loss)	213,112	63,375,860	(12,693,204)
	$15,687,573	$577,056,262	$19,740,637
(1) Value of securities on loan	$609,835	$23,180,702	$1,386,529
(2) Cost of investments	$14,431,438	$527,112,781	$17,510,240
(3) Cost of short term investment held as collateral for securities loaned	$625,548	$24,250,086	$1,428,432
(4) Cost of cash denominated in foreign currency	$–	$–	$–

See Notes to Financial Statements

28

Gaming	Pharmaceutical	Retail	Semiconductor	Wide Moat
ETF	ETF	ETF	ETF	ETF

$87,619,225	$312,804,562	$25,062,382	$338,588,167	$641,089,675
–	1,130,339	–	5,390,006	–
654,978	–	–	–	241
18,546	–	–	–	–

1,799	–	–	–	–
–	2,919,904	–	732	532
–	–	2,817	–	–
269,889	1,422,758	27,111	2,172	1,245,969
2,256	4,663	2,719	5,371	7,990
88,566,693	318,282,226	25,095,029	343,986,448	642,344,407

498,347	–	–	–	–
–	1,130,339	–	5,390,006	–
315,436	758,015	–	–	1,817,736
–	1,576,878	–	–	–
33,704	77,429	–	76,570	229,409
–	–	–	–	–
5,284	15,236	2,844	18,261	18,617
99,223	67,387	54,842	89,548	51,584
951,994	3,625,284	57,686	5,574,385	2,117,346
$87,614,699	$314,656,942	$25,037,343	$338,412,063	$640,227,061
1,700,000	5,388,138	421,531	7,420,937	21,850,000
$51.54	$58.40	$59.40	$45.60	$29.30

$65,007,164	$249,111,683	$19,581,513	$305,007,285	$593,557,781
20,200,279	47,484,741	(1,086,869)	2,393,390	27,771,784
1,047,416	2,136,151	81,409	1,041,412	3,328,867
1,359,840	15,924,367	6,461,290	29,969,976	15,568,629
$87,614,699	$314,656,942	$25,037,343	$338,412,063	$640,227,061
$–	$1,105,736	$–	$5,250,341	$–
$67,419,342	$265,319,821	$26,149,251	$336,194,777	$613,317,891
$–	$1,130,339	$–	$5,390,006	$–
$18,538	$–	$–	$–	$–

See Notes to Financial Statements

29

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2014 (unaudited)

	Bank and		Environmental
	Brokerage	Biotech	Services
	ETF	ETF	ETF
Income:
Dividends	$208,802	$532,313	$110,020
Securities lending income	3,950	426,550	5,085
Foreign taxes withheld	(7,920)	–	(805)
Total income	204,832	958,863	114,300

Expenses:
Management fees	26,623	915,879	47,964
Professional fees	22,415	30,357	25,688
Insurance	164	2,965	169
Trustees’ fees and expenses	543	3,572	341
Reports to shareholders	3,777	18,767	3,359
Indicative optimized portfolio value fee	2,014	2,123	–
Custodian fees	2,703	13,582	2,125
Registration fees	9,472	9,472	2,520
Transfer agent fees	1,209	1,186	1,209
Fund accounting fees	15,112	23,305	15,112
Interest	224	6,025	143
Other	2,674	4,007	205
Total expenses	86,930	1,031,240	98,835
Waiver of management fees	(26,623)	(109,337)	(45,933)
Expenses assumed by the Adviser	(33,460)	–	–
Net expenses	26,847	921,903	52,902
Net investment income	177,985	36,960	61,398

Net realized gain (loss) on:
Investments	4,005	(336,124)	(877,972)
In-kind redemptions	206,277	63,711,984	578,646
Foreign currency transactions and foreign denominated assets and liabilities	–	–	–
Net realized gain (loss)	210,282	63,375,860	(299,326)

Net change in unrealized appreciation (depreciation) on:
Investments	867,580	(27,679,348)	1,474,173
Foreign currency transactions and foreign denominated assets and liabilities	–	–	–
Net change in unrealized appreciation (depreciation)	867,580	(27,679,348)	1,474,173
Net Increase in Net Assets Resulting from Operations	$1,255,847	$35,733,472	$1,236,245

See Notes to Financial Statements

30

Gaming	Pharmaceutical	Retail	Semiconductor	Wide Moat
ETF	ETF	ETF	ETF	ETF

$1,418,611	$3,689,805	$281,304	$2,588,133	$5,801,190
193	2,901	–	24,455	722,505
(17,782)	(186,842)	–	–	–
1,401,022	3,505,864	281,304	2,612,588	6,523,695

194,678	475,683	65,559	515,612	1,181,530
29,215	32,739	23,119	40,803	26,608
544	2,552	309	2,968	2,333
1,269	4,570	744	7,470	2,932
9,063	17,377	3,324	20,969	24,697
9,720	2,014	2,014	2,021	5,035
13,923	10,290	2,699	14,402	10,176
3,025	9,472	9,472	9,509	2,521
1,210	1,209	1,208	1,211	1,234
18,133	15,719	15,112	18,496	21,768
1,365	6,040	50	3,431	5,172
2,099	3,760	2,686	4,407	13,412
284,244	581,425	126,296	641,299	1,297,418
(29,796)	(99,701)	(60,687)	(122,255)	(5,691)
–	–	–	–	–
254,448	481,724	65,609	519,044	1,291,727
1,146,574	3,024,140	215,695	2,093,544	5,231,968

220,127	3,460,763	(18,905)	(70,763)	(21,527,779)
2,202,769	12,468,542	6,490,535	30,178,269	37,164,514
(3,460)	–	–	–	–
2,419,436	15,929,305	6,471,630	30,107,506	15,636,735

2,013,229	35,733,894	(3,333,646)	11,134,430	24,001,522
(2,964)	–	–	–	–
2,010,265	35,733,894	(3,333,646)	11,134,430	24,001,522
$5,576,275	$54,687,339	$3,353,679	$43,335,480	$44,870,225

See Notes to Financial Statements

31

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Bank and Brokerage ETF		Biotech ETF
	For the Six	For the Year	For the Six	For the Year
	Months Ended	Ended	Months Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2014	2013	2014	2013
	(unaudited)		(unaudited)
Operations:
Net investment income	$177,985	$528,090	$36,960	$30,341
Net realized gain (loss)	210,282	5,246,433	63,375,860	52,920,155
Net change in unrealized appreciation (depreciation)	867,580	(645,984)	(27,679,348)	54,634,716
Net increase in net assets resulting from operations	1,255,847	5,128,539	35,733,472	107,585,212

Dividends and Distributions to shareholders:
Dividends from net investment income	(172,812)	(920,773)	(16,339)	(47,637)
Distributions from net realized capital gains	–	–	–	(439,319)
Total Dividends and Distributions	(172,812)	(920,773)	(16,339)	(486,956)

Share transactions:**
Proceeds from sale of shares	5,481,318	61,677,438	194,262,926	264,363,119
Cost of shares redeemed	(5,481,318)	(77,513,285)	(87,013,246)	(69,650,169)
Increase (Decrease) in net assets resulting from share transactions	–	(15,835,847)	107,249,680	194,712,950
Total increase (decrease) in net assets	1,083,035	(11,628,081)	142,966,813	301,811,206
Net Assets, beginning of period	14,604,538	26,232,619	434,089,449	132,278,243
Net Assets, end of period†	$15,687,573	$14,604,538	$577,056,262	$434,089,449
† Including undistributed net investment income	$101,838	$96,665	$28,548	$7,927

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	1,300,000	2,050,000	3,850,000
Shares redeemed	(100,000)	(1,650,000)	(950,000)	(1,050,000)
Net increase (decrease)	–	(350,000)	1,100,000	2,800,000

See Notes to Financial Statements

32

Environmental Services ETF		Gaming ETF
For the Six	For the Year	For the Six	For the Year
Months Ended	Ended	Months Ended	Ended
March 31,	September 30,	March 31,	September 30,
2014	2013	2014	2013
(unaudited)		(unaudited)

$61,398	$301,233	$1,146,574	$1,479,286
(299,326)	(1,127,528)	2,419,436	10,324,363
1,474,173	5,499,740	2,010,265	7,886,635
1,236,245	4,673,445	5,576,275	19,690,284

(225,000)	(315,200)	(802,900)	(2,349,400)
–	–	–	–
(225,000)	(315,200)	(802,900)	(2,349,400)

9,719,047	13,968,094	31,039,908	10,933,522
(9,719,047)	(19,457,273)	(5,181,083)	(31,185,434)
–	(5,489,179)	25,858,825	(20,251,912)
1,011,245	(1,130,934)	30,632,200	(2,911,028)
18,729,392	19,860,326	56,982,499	59,893,527
$19,740,637	$18,729,392	$87,614,699	$56,982,499
$19,958	$183,560	$1,047,416	$703,742

150,000	250,000	600,000	250,000
(150,000)	(350,000)	(100,000)	(800,000)
–	(100,000)	500,000	(550,000)

See Notes to Financial Statements

33

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Pharmaceutical ETF		Retail ETF
	For the Six	For the Year	For the Six	For the Year
	Months Ended	Ended	Months Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2014	2013	2014	2013
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,024,140	$5,025,672	$215,695	$529,152
Net realized gain	15,929,305	34,500,373	6,471,630	3,893,109
Net change in unrealized appreciation (depreciation)	35,733,894	3,117,967	(3,333,646)	2,267,222
Net increase in net assets resulting from operations	54,687,339	42,644,012	3,353,679	6,689,483

Dividends to shareholders:
Dividends from net investment income	(1,915,500)	(8,761,804)	(408,291)	(695,015)
Share transactions:**
Proceeds from sale of shares	51,901,212	225,798,190	47,867,803	112,110,123
Cost of shares redeemed	(31,283,396)	(192,310,309)	(68,471,650)	(96,571,599)
Increase (Decrease) in net assets resulting from share transactions	20,617,816	33,487,881	(20,603,847)	15,538,524
Total increase (decrease) in net assets	73,389,655	67,370,089	(17,658,459)	21,532,992
Net Assets, beginning of period	241,267,287	173,897,198	42,695,802	21,162,810
Net Assets, end of period†	$314,656,942	$241,267,287	$25,037,343	$42,695,802
† Including undistributed net investment income	$2,136,151	$1,027,511	$81,409	$274,005

** Shares of Common Stock Issued (no par value)
Shares sold	950,000	5,100,000	800,000	2,350,000
Shares redeemed	(600,000)	(4,300,000)	(1,150,000)	(2,050,000)
Net increase (decrease)	350,000	800,000	(350,000)	300,000

See Notes to Financial Statements

34

Semiconductor ETF		Wide Moat ETF
For the Six	For the Year	For the Six	For the Year
Months Ended	Ended	Months Ended	Ended
March 31,	September 30,	March 31,	September 30,
2014	2013	2014	2013
(unaudited)		(unaudited)

$2,093,544	$5,548,592	$5,231,968	$2,746,960
30,107,506	64,762,483	15,636,735	41,521,346
11,134,430	8,616,081	24,001,522	3,040,032
43,335,480	78,927,156	44,870,225	47,308,338

(4,956,297)	(6,734,656)	(4,225,050)	(673,200)

971,904,232	1,924,520,767	238,041,440	267,100,368
(933,887,958)	(2,017,093,507)	(2,854,383)	(16,122,209)
38,016,274	(92,572,740)	235,187,057	250,978,159
76,395,457	(20,380,240)	275,832,232	297,613,297
262,016,606	282,396,846	364,394,829	66,781,532
$338,412,063	$262,016,606	$640,227,061	$364,394,829
$1,041,412	$3,904,165	$3,328,867	$2,321,949

23,150,000	54,350,000	8,500,000	11,050,000
(22,300,000)	(56,700,000)	(100,000)	(700,000)
850,000	(2,350,000)	8,400,000	10,350,000

See Notes to Financial Statements

35

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Bank and Brokerage ETF #
	For the Six Months Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$51.93		$41.56	$34.63
Income from investment operations:
Net investment income	0.66		1.20	0.81
Net realized and unrealized gain on investments	3.83		10.80	6.16
Total from investment operations	4.49		12.00	6.97
Less:
Dividends from net investment income	(0.64)		(1.63)	(0.04)
Net asset value, end of period	$55.78		$51.93	$41.56
Total return (b)	8.66	%(c)	29.37%	20.14	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,688		$14,605	$26,233
Ratio of gross expenses to average net assets	1.14	%(d)	0.89%	0.71	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.36%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	2.34	%(d)	2.79%	2.98	%(d)
Portfolio turnover rate	1	%(c)	4%	6	%(c)

	Biotech ETF #
	For the Six Months Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$82.74		$54.07	$35.28
Income from investment operations:
Net investment income	0.01		0.01	0.01
Net realized and unrealized gain on investments	8.18		28.85	18.78
Total from investment operations	8.19		28.86	18.79
Less:
Dividends from net investment income	–		(0.02)	–
Distributions from net realized capital gains	–		(0.17)	–
Total dividends and distributions	–		(0.19)	–
Net asset value, end of period	$90.93		$82.74	$54.07
Total return (b)	9.90	%(c)	53.55%	53.26	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$577,056		$434,089	$132,278
Ratio of gross expenses to average net assets	0.39	%(d)	0.41%	0.44	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	0.01	%(d)	0.01%	0.03	%(d)
Portfolio turnover rate	8	%(c)	0%	12	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

36

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,	For the Period January 1, 2012 through September 30,		For the Year Ended December 31,
	2014		2013	2012		2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$62.43		$49.65	$46.61		$51.54	$42.68	$35.27
Income from investment operations:
Net investment income	0.20		0.91	0.50		0.62	0.50	0.36
Net realized and unrealized gain (loss) on investments	3.92		12.66	2.54		(4.93)	8.86	7.43
Total from investment operations	4.12		13.57	3.04		(4.31)	9.36	7.79
Less:
Dividends from net investment income	(0.75)		(0.79)	–		(0.62)	(0.50)	(0.38)
Net asset value, end of period	$65.80		$62.43	$49.65		$46.61	$51.54	$42.68
Total return (a)	6.61	%(b)	27.67%	6.52	%(b)	(8.36)%	21.93%	22.07%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,741		$18,729	$19,860		$23,305	$30,927	$25,606
Ratio of gross expenses to average net assets	1.03	%(c)	1.01%	1.01	%(c)	0.83%	0.72%	0.86%
Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.55	%(c)	0.55%	0.55%	0.56%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(c)	0.55%	0.55	%(c)	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.64	%(c)	1.60%	1.23	%(c)	1.08%	1.12%	0.94%
Portfolio turnover rate	6	%(b)	5%	4	%(b)	1%	6%	24%

	Gaming ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,	For the Period January 1, 2012 through September 30,		For the Year Ended December 31,
	2014		2013	2012		2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$47.49		$34.22	$30.23		$31.48	$23.60	$17.54
Income from investment operations:
Net investment income	0.55		1.10	0.80		0.75	0.72	0.40
Net realized and unrealized gain (loss) on investments	4.02		13.55	3.19		(1.34)	7.99	6.17
Total from investment operations	4.57		14.65	3.99		(0.59)	8.71	6.57
Less:
Dividends from net investment income	(0.52)		(1.38)	–		(0.63)	(0.81)	(0.49)
Distributions from net realized capital gains	–		–	–		(0.03)	(0.02)	–
Return of capital	–		–	–		–	–	(0.02)
Total from investment operations	(0.52)		(1.38)	–		(0.66)	(0.83)	(0.51)
Net asset value, end of period	$51.54		$47.49	$34.22		$30.23	$31.48	$23.60
Total return (a)	9.60	%(b)	44.14%	13.20	%(b)	(1.87)%	36.97%	37.47%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$87,615		$56,982	$59,894		$96,729	$129,062	$110,935
Ratio of gross expenses to average net assets	0.73	%(c)	0.83%	0.78	%(c)	0.66%	0.65%	0.71%
Ratio of net expenses to average net assets	0.65	%(c)	0.65%	0.66	%(c)	0.65%	0.65%	0.66%
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(c)	0.65%	0.65	%(c)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.94	%(c)	2.73%	2.29	%(c)	1.91%	2.53%	3.08%
Portfolio turnover rate	16	%(b)	16%	18	%(b)	19%	11%	33%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not annualized
(c)	Annualized

See Notes to Financial Statements

37

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF #
	For the Six Months Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$47.89		$41.03	$35.96
Income from investment operations:
Net investment income	0.77		1.08	1.12
Net realized and unrealized gain on investments	10.31		7.78	3.95
Total from investment operations	11.08		8.86	5.07
Less:
Dividends from net investment income	(0.57)		(2.00)	–
Net asset value, end of period	$58.40		$47.89	$41.03
Total return (b)	22.87	%(c)	22.44%	14.10	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$314,657		$241,267	$173,897
Ratio of gross expenses to average net assets	0.43	%(d)	0.43%	0.41	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	2.22	%(d)	2.30%	2.74	%(d)
Portfolio turnover rate	9	%(c)	3%	1	%(c)

	Retail ETF #
	For the Six Months Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$55.34		$44.88	$37.32
Income from investment operations:
Net investment income	0.45		0.27	0.95
Net realized and unrealized gain on investments	4.22		11.04	6.63
Total from investment operations	4.67		11.31	7.58
Less:
Dividends from net investment income	(0.61)		(0.85)	(0.02)
Net asset value, end of period	$59.40		$55.34	$44.88
Total return (b)	8.41	%(c)	25.69%	20.32	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,037		$42,696	$21,163
Ratio of gross expenses to average net assets	0.68	%(d)	0.69%	0.55	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	1.15	%(d)	1.84%	1.40	%(d)
Portfolio turnover rate	2	%(c)	3%	2	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

38

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
	For the Six Months Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$39.88		$31.66	$29.95
Income from investment operations:
Net investment income	0.21		0.72	0.56
Net realized and unrealized gain on investments	6.17		8.20	1.15
Total from investment operations	6.38		8.92	1.71
Less:
Dividends from net investment income	(0.66)		(0.70)	–
Net asset value, end of period	$45.60		$39.88	$31.66
Total return (b)	16.13	%(c)	28.70%	5.71	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$338,412		$262,017	$282,397
Ratio of gross expenses to average net assets	0.43	%(d)	0.43%	0.40	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	1.42	%(d)	1.81%	1.87	%(d)
Portfolio turnover rate	6	%(c)	4%	2	%(c)

	Wide Moat ETF
	For the Six Months Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period April 24, 2012(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$27.09		$21.54	$20.15
Income from investment operations:
Net investment income	0.21		0.23	0.08
Net realized and unrealized gain on investments	2.23		5.46	1.31
Total from investment operations	2.44		5.69	1.39
Less:
Dividends from net investment income	(0.23)		(0.14)	–
Net asset value, end of period	$29.30		$27.09	$21.54
Total return (b)	9.02	%(c)	26.54%	6.90	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$640,227		$364,395	$66,782
Ratio of gross expenses to average net assets	0.49	%(d)	0.51%	1.04	%(d)
Ratio of net expenses to average net assets	0.49	%(d)	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	1.99	%(d)	1.48%	1.62	%(d)
Portfolio turnover rate	0	%(c)	1%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

39

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2014, offers fifty-eight investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Bank and Brokerage ETF, Biotech ETF, Environmental Services ETF, Gaming ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF and Wide Moat ETF, (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by the NYSE Euronext, Morningstar, or Market Vectors Index Solutions GmbH, a wholly-owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ commencement of operations dates and their respective indices are presented below:

Commencement
Fund	of Operations	Index
Bank and Brokerage ETF	December 20, 2011	Market Vectors US Listed Bank and Brokerage 25 Index*
Biotech ETF	December 20, 2011	Market Vectors US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	Market Vectors Global Gaming Index*
Pharmaceutical ETF	December 20, 2011	Market Vectors US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	Market Vectors US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	Market Vectors US Listed Semiconductor 25 Index*
Wide Moat ETF ***	April 24, 2012	Morningstar® Wide Moat Focus IndexSM
*	Published by Market Vectors Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and
40

procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except Bank and Brokerage ETF and Pharmaceutical ETF which are paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are
41

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued) (unaudited)

registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2014 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2014.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds do not offset securities lending or repurchase agreement assets and liabilities subject to enforceable master netting agreements or other similar agreements in the Statements of Assets and Liabilities. Collateral held at March 31, 2014 is presented in the Schedules of Investments.

The tables below present both gross and net information about the derivative instruments, securities lending transactions and repurchase agreements eligible for offset in the Statements of Assets and Liabilities, subject to master netting agreement or similar agreement, as well as financial collateral received or pledged (including cash collateral and margin) as of March 31, 2014. Collateral is disclosed up to 100% of the net amount of unrealized gain/loss or market value of the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of March 31, 2014, as well as related disclosures in Note 9 (Securities Lending) and Note 2F (Repurchase Agreements).
42

			Gross
			Amounts	Net Amounts
			Offset in the	of Assets	Financial
		Gross	Statements	Presented in	Instruments
		Amounts of	of Assets	the Statements	and Cash
		Recognized	and	of Assets and	Collateral	Net
Fund	Description	Assets	Liabilities	Liabilities	Received*	Amount
Bank and Brokerage ETF	Securities Lending	$609,835	$–	$609,835	$(609,835)	$–
Biotech ETF	Securities Lending	23,180,702	–	23,180,702	(23,180,702)	–
	Repurchase Agreements	24,250,086	–	24,250,086	(24,250,086)	–
Environmental Services ETF	Securities Lending	1,386,529	–	1,386,529	(1,386,529)	–
Pharmaceutical ETF	Securities Lending	1,105,736	–	1,105,736	(1,105,736)	–
	Repurchase Agreements	1,130,339	–	1,130,339	(1,130,339)	–
Semiconductor ETF	Securities Lending	5,250,341	–	5,250,341	(5,250,341)	–
	Repurchase Agreements	5,390,006	–	5,390,006	(5,390,006)	–

* Gross amounts not offset in the Statements of Assets and Liabilities

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.35% of each Fund’s average daily net assets (except for annual rates of 0.45% for Wide Moat ETF, 0.50% for Environmental Services ETF and Gaming ETF). The Adviser has agreed, at least until February 1, 2015, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps (excluding interest expense, trading expenses, taxes and extraordinary expenses) listed in the table below.

The expense caps and the amounts waived/assumed by the Adviser for the period ended March 31, 2014, are as follows:

		Waiver of	Expenses Assumed
Fund	Expense Cap	Management Fees	by the Adviser
Bank and Brokerage ETF	0.35%	$26,623	$33,460
Biotech ETF	0.35	109,337	–
Environmental Services ETF	0.55	45,933	–
Gaming ETF	0.65	29,796	–
Pharmaceutical ETF	0.35	99,701	–
Retail ETF	0.35	60,687	–
Semiconductor ETF	0.35	122,255	–
Wide Moat ETF	0.49	5,691	–

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

43

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued) (unaudited)

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Bank and Brokerage ETF	$1,618,232	$152,234
Biotech ETF	81,807,632	41,585,250
Environmental Services ETF	1,178,919	1,965,557
Gaming ETF	16,028,281	12,655,640
Pharmaceutical ETF	41,302,759	25,647,166
Retail ETF	2,917,596	811,289
Semiconductor ETF	34,638,705	17,616,376
Wide Moat ETF	1,832,739	49,151,178

Note 5—Income Taxes—As of March 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
Bank and Brokerage ETF	$15,057,096	$1,575,656	$(329,332)	$1,246,324
Biotech ETF	551,362,866	59,941,895	(9,888,645)	50,053,250
Environmental Services ETF	18,985,762	2,766,401	(572,456)	2,193,945
Gaming ETF	68,353,945	22,202,023	(2,936,743)	19,265,280
Pharmaceutical ETF	266,455,099	48,055,525	(575,723)	47,479,802
Retail ETF	26,149,251	353,410	(1,440,279)	(1,086,869)
Semiconductor ETF	341,584,783	6,595,219	(4,201,829)	2,393,390
Wide Moat ETF	613,348,410	31,873,028	(4,131,763)	27,741,265

The tax character of dividends paid to shareholders during the period ended September 30, 2013 was as follows:

Fund	Ordinary Income
Bank and Brokerage ETF	$920,773
Biotech ETF	486,956
Environmental Services ETF	315,200
Gaming ETF	2,349,400
Pharmaceutical ETF	8,761,804
Retail ETF	695,015
Semiconductor ETF	6,734,656
Wide Moat ETF	673,200

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At September 30, 2013, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-	Post Effective–
	No Expiration	No Expiration	Amount Expiring
	Long-Term	Short-Term	in the Year Ended September 30,
Fund	Capital Losses	Capital Losses	2018	2017	2016
Environmental Services ETF	$567,693	$–	$479,375	$6,445,705	$2,110,133
Retail ETF	–	1,846	–	–	–

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has

44

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2010-2012), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2014, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2014, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of at least 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2014, the Funds had in-kind contributions and redemptions as follows:

	In-Kind	In-Kind
Fund	Contributions	Redemptions
Bank and Brokerage ETF	$–	$1,386,140
Biotech ETF	216,027,292	149,429,093
Environmental Services ETF	2,538,984	1,968,158
Gaming ETF	27,456,477	4,551,274
Pharmaceutical ETF	51,865,093	47,213,756
Retail ETF	41,811,379	64,699,697
Semiconductor ETF	967,866,317	949,609,932
Wide Moat ETF	717,541,932	433,624,231

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is

45

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued) (unaudited)

recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund, the Bank of New York Institutional Cash Reserve, or repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of March 31, 2014, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10—Share Split—On January 27, 2012, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Bank and Brokerage ETF, Biotech ETF, Pharmaceutical ETF, and Retail ETF. The share splits took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Each Fund’s shares began trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Bank and Brokerage ETF and Pharmaceutical ETF split its shares two-for-one.

Note 11—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2014, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	March 31, 2014
Bank and Brokerage ETF	1	$387,932	1.48%	$–
Biotech ETF	90	1,379,580	1.54	–
Gaming ETF	82	259,945	1.50	315,436
Pharmaceutical ETF	164	800,861	1.54	758,015
Semiconductor ETF	82	750,549	1.54	–
Wide Moat ETF	138	850,723	1.54	1,817,736

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2014, the Funds did not have any expense offsets to reduce custodian fees.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to March 31, 2014:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Bank and Brokerage ETF	4/1/14	4/3/14	4/7/14	$0.3732
Pharmaceutical ETF	4/1/14	4/3/14	4/7/14	$0.3982
46

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation

335 Madison Avenue

New York, NY 10017

vaneck.com

Account Assistance:

1.888.MKT.VCTR

marketvectorsetfs.com

MVINDUSAR

SEMI-ANNUAL REPORT M A R C H 3 1 , 2 0 1 4 ( u n a u d i t e d )

MARKET VECTORS INTERNATIONAL ETFs

MSCI Emerging Markets Quality ETF	QEMTM

MSCI Emerging Markets Quality Dividend ETF	QDEMTM

MSCI International Quality ETF	QXUSTM

MSCI International Quality Dividend ETF	QDXUTM

888.MKT.VCTR
marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of March 31, 2014, and are subject to change.

MARKET VECTORS INTERNATIONAL ETFs

(unaudited)

Dear Shareholder:

On January 21 of this year we launched our family of four quality-based exchange-traded funds (ETFs), the latest additions to our suite of Market Vectors International ETFs.

Powered by indices from MSCI, our new ETFs introduce an approach that invests in financially strong–“quality”–companies. While we have offered country-specific and regional equity funds for years, we have not had a broad-based solution to international and emerging markets. For us, it has been about finding the right approach, one that is very pragmatic in its selection of country and security exposure and more realistically addresses the markets in a way a rational, prudent investor might.

However, in a time when international and emerging markets are volatile, it is more important than in past years for investors to be selective in how they approach these markets. Their long-term potential is too great to ignore. But that does not mean it has to be a case of all or nothing. MSCI’s methodology for defining quality screens companies that have historically provided high return on equity, strong earnings growth and maintained low debt.

Countless academic studies and articles have researched the factor of quality in investing and have identified it as a potential driver of outperformance of traditional market indexes. While there is, of course, no guarantee these companies can maintain their historical characteristics, these attributes may indicate a level of strength relative to others companies in the markets and offer a shrewd way to approach these markets.

Market Vectors MSCI International Quality ETF (QXUS) and Market Vectors MSCI Emerging Markets Quality ETF (QEM), benefit from the application of MSCI’s quality screens to broad international and emerging markets.

MSCI Emerging Markets Quality Index1 – Total Return since Inception

Source: MSCI. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index.

1

MARKET VECTORS INTERNATIONAL ETFs

But quality screens can also be applied for dividend-oriented strategies, as they are for Market Vectors MSCI International Quality Dividend ETF (QDXU) and Market Vectors MSCI Emerging Markets Quality Dividend ETF (QDEM). Constituents in the MSCI high dividend yield indices are quality growth companies that offer a higher dividend yield relative to their respective parent (broad market) indices and a track record of providing sustainable and consistent dividend payouts.

MSCI Emerging Markets High Dividend Yield Index2 – Total Return since Inception

Source: MSCI. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index.

These new funds are just the four latest additions to Market Vectors’ already robust group of international and emerging markets offerings. And Market Vectors continues to be an industry leader in offering both single-country and region-specific equity ETFs.

We will continue to look for further ways to enhance your access to the markets you choose and seek out the most attractive opportunities for you as a shareholder in the international space. Please stay in touch with us through our website (www.vaneck.com) on which we offer videos, email subscriptions, blogs and educational literature, all of which are designed to keep you up to date with your investment in Market Vectors ETFs.

2

On the following pages, you will find the performance record of each of the funds for the period ending March 31, 2014. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

April 14, 2014

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	The MSCI Emerging Markets Quality Index aims to capture the performance of quality growth stocks selected from the Parent Index, MSCI Emerging Markets, by identifying stocks with high-quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth, and low financial leverage.

[2]	The MSCI Emerging Markets High Dividend Yield Index is designed to reflect the performance of equities in the Parent Index (MSCI Emerging Markets) with dividend yields that are higher than the average dividend yield of the Parent Index that are deemed by MSCI (Index Provider) to be both sustainable and persistent. The Index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force companies to cut or reduce dividends.
3

MARKET VECTORS INTERNATIONAL ETFs

Management Discussion (unaudited)

Despite trading for just over two months, each of the four Market Vectors MSCI Quality ETFs realized positive performance for the period from inception, January 21, 2014, to March 31, 2014. While economic recovery in Europei continued through this period, the crisis in the Ukraine, and Russia’s involvement, also continued to cast a shadow.

MSCI Emerging Markets Quality

South Africa was the single largest positive contributor to the Fund’s total return, while Russia was the single largest detractor from performance. On a sector basis, information technology companies made the greatest positive contribution and energy companies the greatest negative contribution.

MSCI Emerging Markets Quality Dividend

As with the Market Vectors MSCI Emerging Markets Quality ETF, South Africa was the single largest positive contributor to the Fund’s total return, while Russia was the single largest detractor from performance. Likewise, information technology companies made the greatest positive contribution and energy companies the greatest negative contribution.

MSCI International Quality

Switzerland was the single largest positive contributor to the Fund’s total return, while once again Russia was the single largest performance detractor. On a sector basis, health care companies made the greatest positive contribution and consumer discretionary companies the greatest negative contribution.

MSCI International Quality Dividend

France was the single largest positive contributor to the Fund’s total return, while the U.K. was the single largest detractor from performance. On a sector basis, energy companies made the greatest positive contribution and telecommunication services companies the greatest negative contribution.

[i]	The Economist: Taking Europe’s pulse, http://www.economist.com/blogs/graphicdetail/2014/03/european-economy-guide
4

MSCI EMERGING MARKETS QUALITY ETF (QEM)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	M1EFQU[2]
Life* (cumulative)	2.05%	2.89%	2.87%
* since 1/21/2014

Commencement date for the Market Vectors Emerging Markets Quality ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 3.89% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

MSCI Emerging Markets Quality Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors Emerging Markets Quality ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI Emerging Markets Quality Index (M1EFQU) is modified capitalization weighted and aims to capture the performance of quality growth stocks selected from the Parent Index (MSCI Emerging Markets Index), by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Index reweights the selected quality growth stocks from the parent index to emphasize stocks with high quality scores.

5

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF (QDEM)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	M1EFDY[2]
Life* (cumulative)	1.84%	2.12%	2.35%
* since 1/21/2014

Commencement date for the Market Vectors Emerging Markets Quality Dividend ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 3.40% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

MSCI Emerging Markets High Dividend Yield Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors Emerging Markets Quality Dividend ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI Emerging Markets High Dividend Yield Index (M1EFDY) is modified capitalization weighted and is designed to reflect the performance of equities in the Parent Index (MSCI Emerging Markets Index) with dividend yields that are higher than average dividend yield of the Parent Index that are deemed by the Index Provider to be both sustainable and persistent.
6

MSCI INTERNATIONAL QUALITY ETF (QXUS)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	M1WDUQU[2]
Life* (cumulative)	2.23%	2.49%	2.57%
* since 1/21/2014

Commencement date for the Market Vectors International Quality ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.15% / Net Expense Ratio 0.45%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.45% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

MSCI ACWI ex USA Quality Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors International Quality ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI ACWI ex USA Quality Index (M1WDUQU) is modified capitalization and aims to capture the performance of quality growth stocks selected from the Parent Index (MSCI ASWI ex USA Quality Index) by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Index reweights the selected quality growth stocks from the parent index to emphasize stocks with high quality scores.

7

MSCI INTERNATIONAL QUALITY DIVIDEND ETF (QDXU)

PERFORMANCE COMPARISON

March 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	M1WDUDY[2]
Life* (cumulative)	1.61%	1.87%	2.43%
* since 1/21/2014

Commencement date for the Market Vectors International Quality Dividend ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 3.22% / Net Expense Ratio 0.45%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.45% of the Fund’s average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

MSCI ACWI ex USA High Dividend Yield Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors International Quality Dividend ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI ACWI ex USA High Dividend Yield Index (M1WDUDY) is modified capitalization and is designed to reflect the performance of equities in the Parent Index (MSCI ACWI ex USA Index) with dividend yields that are higher than average dividend yield of the Parent Index that are deemed by the Index Provider to be both sustainable and persistent.

8

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2013 to March 31, 2014, assuming the Funds commenced operations on October 1, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2013- March 31, 2014
MSCI Emerging Markets Quality ETF
Actual	$1,000.00	$1,028.90	0.50%	$2.53
Hypothetical**	$1,000.00	$1,022.44	0.50%	$2.52
MSCI Emerging Markets Quality Dividend ETF
Actual	$1,000.00	$1,021.20	0.50%	$2.52
Hypothetical**	$1,000.00	$1,022.44	0.50%	$2.52
MSCI International Quality ETF
Actual	$1,000.00	$1,024.90	0.45%	$2.27
Hypothetical**	$1,000.00	$1,022.69	0.45%	$2.27
MSCI International Quality Dividend ETF
Actual	$1,000.00	$1,018.70	0.45%	$2.26
Hypothetical**	$1,000.00	$1,022.69	0.45%	$2.27

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2014) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

9

MSCI EMERGING MARKETS QUALITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.5%
Brazil: 6.9%
24,950	AMBEV SA	$187,415
2,700	BB Seguridade Participacoes SA	30,045
750	Cia Hering SA	9,100
1,800	Cielo SA	57,681
500	Lojas Renner SA	14,230
150	M Dias Branco SA	6,076
750	Natura Cosmeticos SA	12,670
2,100	Souza Cruz SA	19,171
500	Totvs SA	7,888
750	Tractebel Energia SA	11,666
		355,942
Chile: 0.2%
557	Cia Cervecerias Unidas SA	6,220
442	ENTEL Chile SA	5,391
		11,611
China / Hong Kong: 19.5%
3,000	ANTA Sports Products Ltd. #	5,008
19,000	Belle International Holdings Ltd. #	18,993
1,000	Biostime International Holdings Ltd. #	6,870
6,000	China BlueChemical Ltd. #	3,095
24,500	China Mobile Ltd. #	224,929
13,500	China Shenhua Energy Co. Ltd. #	39,087
71,000	CNOOC Ltd. #	107,488
10,000	Dongfeng Motor Group Co. Ltd. #	14,183
20,000	Geely Automobile Holdings Ltd. #	7,885
5,000	Great Wall Motor Co. Ltd. #	25,188
10,000	Guangdong Investment Ltd. #	9,561
5,000	Haier Electronics Group Co. Ltd. #	13,570
2,000	Haitian International Holdings Ltd. #	4,014
44,000	Hanergy Solar Group Ltd. * #	6,933
3,000	Hengan International Group Co. Ltd. #	31,142
4,700	Inner Mongolia Yitai Coal Co. (USD) #	5,668
26,000	Lenovo Group Ltd. #	28,757
2,000	Shenzhou International Group Holdings Ltd. #	6,358
8,000	Sihuan Pharmaceutical Holdings Group Ltd. #	9,664
12,000	Sino Biopharmaceutical Ltd. #	10,243
4,500	Sinopec Engineering Group Co. Ltd. #	4,880
9,500	Sun Art Retail Group Ltd. #	11,962
4,800	Tencent Holdings Ltd. #	335,017
2,000	Tsingtao Brewery Co. Ltd. #	14,670
32,000	Want Want China Holdings Ltd. #	47,873
2,000	Wumart Stores, Inc. #	1,957
1,100	Yantai Changyu Pioneer Wine Co. Ltd. #	2,679
2,000	Zhuzhou CSR Times Electric Co. Ltd. #	6,752
24,000	Zijin Mining Group Ltd. #	5,094
		1,009,520
Colombia: 0.9%
22,255	Ecopetrol SA	45,564
Egypt: 0.4%
3,791	Commercial International Bank Egypt SAE #	19,408
Greece: 0.4%
120	Folli Follie SA *	4,432
1,130	OPAP SA #	18,151
		22,583
Number of Shares		Value

Indonesia: 7.2%
1,800	Astra Agro Lestari Tbk PT #	$4,136
81,400	Astra International Tbk PT #	53,244
55,100	Bank Central Asia Tbk PT #	51,750
38,500	Bank Mandiri Persero Tbk PT #	32,427
28,000	Bank Negara Indonesia Persero Tbk PT #	12,337
54,800	Bank Rakyat Indonesia Tbk PT #	46,590
31,300	Bumi Serpong Damai PT #	4,551
26,000	Charoen Pokphand Indonesia Tbk PT #	9,212
1,700	Gudang Garam Tbk PT #	7,442
2,000	Indo Tambangraya Megah Tbk PT #	4,312
7,000	Indocement Tunggal Prakarsa Tbk PT #	14,494
4,400	Indofood Cbp Sukses Makmur Tbk PT #	3,925
111,900	Kalbe Farma Tbk PT #	14,515
19,500	Media Nusantara Citra Tbk PT #	4,558
14,900	Semen Gresik Persero Tbk PT #	20,945
25,400	Surya Citra Media Tbk PT #	7,184
4,500	Tambang Batubara Bukit Asam Tbk PT #	3,716
209,300	Telekomunikasi Indonesia Persero Tbk PT #	40,912
8,700	Unilever Indonesia Tbk PT #	22,574
6,500	United Tractors Tbk PT #	11,942
		370,766
Malaysia: 1.7%
3,400	Berjaya Sports Toto Bhd #	4,132
650	British American Tobacco Malaysia Bhd	11,768
9,300	Maxis Bhd #	19,830
11,500	Petronas Chemicals Group Bhd #	24,356
1,000	Petronas Dagangan Bhd #	9,408
2,400	Petronas Gas Bhd #	17,505
		86,999
Mexico: 6.1%
161,650	America Movil, SAB de CV	161,294
4,400	Compartamos, SAB de CV	8,052
3,200	Genomma Lab Internacional, SA de CV *	8,237
2,000	Grupo Carso, SAB de CV	10,499
13,850	Grupo Mexico, SAB de CV	43,730
515	Industrias Penoles, SA de CV	13,423
7,200	Kimberly-Clark de Mexico, SAB de CV	19,229
21,950	Wal-Mart de Mexico, SAB de CV	52,315
		316,779
Philippines: 0.5%
3,110	Bank of the Philippine Islands #	5,963
3,020	DMCI Holdings, Inc. #	4,715
1,560	Jollibee Foods Corp. #	5,956
175	Philippine Long Distance Telephone Co. #	10,653
		27,287
Poland: 1.2%
368	Eurocash SA #	4,868
515	KGHM Polska Miedz SA #	18,586
254	Powszechny Zaklad Ubezpieczen SA #	36,123
2,001	Synthos SA #	3,234
		62,811

See Notes to Financial Statements

10

Number of Shares		Value

Russia: 6.5%
43,254	Gazprom OAO (USD) * #	$166,825
1,152	Magnit OAO (GDR) # Reg S	63,080
448	MegaFon OAO (GDR) # Reg S	12,628
2,017	Mobile TeleSystems OJSC (ADR)	35,277
376	Novatek OAO (GDR) # Reg S	41,426
25,319	Surgutneftegas OAO (USD) #	18,654
		337,890
South Africa: 12.7%
154	Assore Ltd. #	5,974
1,106	Bidvest Group Ltd. #	29,250
1,080	Discovery Ltd. #	8,660
13,476	FirstRand Ltd. #	46,250
804	Foschini Group Ltd. #	8,177
730	Imperial Holdings Ltd. #	13,069
428	Kumba Iron Ore Ltd. #	15,351
4,814	Life Healthcare Group Holdings Ltd. #	17,606
601	Massmart Holdings Ltd. #	7,839
1,394	Mr. Price Group Ltd. #	20,855
7,021	MTN Group Ltd. #	143,837
887	Pick n Pay Stores Ltd. #	4,349
825	Reunert Ltd. #	5,059
2,891	RMB Holdings Ltd. #	13,170
2,770	RMI Holdings #	7,569
7,221	Sanlam Ltd. #	39,482
2,403	Sasol Ltd. #	134,518
1,915	Shoprite Holdings Ltd. #	28,926
1,030	Spar Group Ltd. #	11,893
733	Tiger Brands Ltd. #	18,957
2,621	Truworths International Ltd. #	19,221
1,979	Vodacom Group Ltd. #	24,445
4,431	Woolworths Holdings Ltd. #	30,865
		655,322
South Korea: 8.3%
11	Amorepacific Corp. #	13,022
350	Cheil Worldwide, Inc. * #	7,896
164	Dongbu Insurance Co. Ltd. #	8,510
160	Halla Visteon Climate Control Corp. #	7,329
56	Hyundai Glovis Co. Ltd. #	12,735
220	Hyundai Marine & Fire Insurance Co. Ltd. #	6,357
274	Hyundai Mobis Co. Ltd. #	81,295
61	Hyundai Wia Corp. #	9,832
360	Kangwon Land, Inc. #	10,502
30	Korea Zinc Co. Ltd. #	9,380
427	KT&G Corp. #	32,160
39	LG Household & Health Care Ltd. #	16,860
167	Samsung Electronics Co. Ltd. #	211,117
		426,995
Taiwan: 11.0%
1,000	Advantech Co. Ltd. #	6,496
3,000	Asustek Computer, Inc. #	29,727
2,000	Chicony Electronics Co. Ltd. #	5,196
2,000	CTCI Corp. #	3,003
8,000	Delta Electronics, Inc. #	49,546
1,000	Eclat Textile Co. Ltd. #	11,594
7,000	Far EasTone Telecommunications Co. Ltd. #	14,818
3,000	Foxconn Technology Co. Ltd. #	7,089
1,000	Giant Manufacturing Co. Ltd. #	6,816
1,000	Largan Precision Co. Ltd. #	47,533
Number of Shares		Value

Taiwan: (continued)
1,000	Merida Industry Co. Ltd. #	$6,650
2,000	Novatek Microelectronics Corp. Ltd. #	9,193
1,000	Phison Electronics Corp. #	6,450
3,000	President Chain Store Corp. #	21,165
2,000	Radiant Opto-Electronics Corp. #	8,099
2,000	Ruentex Industries Ltd. #	4,789
1,000	ScinoPharm Taiwan Ltd. #	2,679
1,000	Simplo Technology Co. Ltd. #	4,770
1,000	Standard Foods Corp. #	2,731
8,000	Taiwan Mobile Co. Ltd. #	25,123
72,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	283,287
1,000	TPK Holding Co. Ltd. #	5,948
1,000	Transcend Information, Inc. #	3,256
		565,958
Thailand: 2.3%
5,600	Advanced Info Service PCL (NVDR) #	39,110
1,100	Bangkok Dusit Medical Services PCL (NVDR) #	4,519
5,800	BEC World PCL (NVDR) #	9,763
26,100	CP ALL PCL (NVDR) #	35,039
12,600	Home Product Center PCL (NVDR) #	3,792
5,000	PTT Exploration & Production PCL (NVDR) #	24,207
		116,430
Turkey: 1.3%
1,231	BIM Birlesik Magazalar AS #	27,735
362	Ford Otomotiv Sanayi AS #	3,693
261	Koza Altin Isletmeleri AS #	2,255
538	Tupras-Turkiye Petrol Rafinerileri AS #	11,384
2,278	Turk Telekomunikasyon AS #	6,325
2,841	Turkcell Iletisim Hizmetleri AS * #	15,918
		67,310
United States: 0.4%
723	Southern Copper Corp.	21,047
Total Common Stocks (Cost: $4,416,152)		4,520,222
PREFERRED STOCKS: 1.7%
Brazil: 0.5%
550	AES Tiete SA	4,397
3,100	Cia Energetica de Minas Gerais	20,951
		25,348
Chile: 0.2%
370	Sociedad Quimica y Minera de Chile SA	11,676
Russia: 0.4%
24,563	Surgutneftegas OJSC (USD) #	17,802
South Korea: 0.6%
31	Samsung Electronics Co. Ltd. #	30,881
Total Preferred Stocks (Cost: $78,794)		85,707
REAL ESTATE INVESTMENT TRUST: 0.2% (Cost: $7,853)
Turkey: 0.2%
8,030	Emlak Konut Gayrimenkul Yatirim Ortakligi AS #	9,457

See Notes to Financial Statements

11

MSCI EMERGING MARKETS QUALITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (unaudited) (continued)

Number of Shares		Value

PARTICIPATORY NOTES: 10.7%
India: 0.3%
	HSBC Bank PLC
88	ACC Ltd., 11/12/19 # *	$2,064
125	Nestle India Ltd., 11/19/18 # *	10,525
490	Oil India Ltd., 09/18/19 # *	3,973
		16,562
Luxembourg: 6.1%
	Citigroup Global Markets Holdings, Inc.
2,165	Infosys Ltd., 02/27/15 # 144A *	118,491
12,387	ITC Ltd., 02/27/15 # 144A *	73,270
2,929	Oil & Natural Gas Corp. Ltd., 02/27/15 # 144A *	15,672
250	Tech Mahindra Ltd., 02/27/15 # 144A *	7,525
	Merrill Lynch Intl & Co.
2,753	Tata Consultancy Services Ltd., 01/08/19 # *	98,367
		313,325
United Kingdom: 4.3%
	HSBC Bank PLC
2,515	Ambuja Cements Ltd., 11/12/19 # *	8,534
1,472	Asian Paints Ltd., 05/17/21 # *	13,517
463	Bajaj Auto Ltd., 11/12/19 # *	16,164
2,513	Bharat Heavy Electricals Ltd., 01/07/19 # 144A *	8,262
Number of Shares		Value

United Kingdom: (continued)
1,400	Cipla Ltd., 12/17/18 # *	$8,977
2,374	Coal India Ltd., 11/02/20 # *	11,472
1,118	Dabur India Ltd., 05/17/21 # *	3,369
187	Divi’s Laboratories Ltd., 11/16/22 # *	4,277
57	GlaxoSmithKline Consumer Healthcare Ltd., 07/06/22 # *	4,106
474	Godrej Consumer Products Ltd., 05/16/22 # *	6,822
1,259	HCL Technologies Ltd., 11/21/18 # *	29,337
460	Hero MotoCorp Ltd., 07/29/19 # *	17,543
3,826	Hindustan Unilever Ltd., 04/11/18 # Reg S 144A *	38,812
2,515	Sun Pharmaceutical Industries Ltd., 10/24/18 # *	24,247
123	Ultratech Cement Ltd., 11/19/20 # *	4,511
2,765	Wipro Ltd., 11/12/19 # *	25,343
		225,293
Total Participatory Notes (Cost: $545,537)		555,180
Total Investments: 100.1% (Cost: $5,048,336)		5,170,566
Liabilities in excess of other assets: (0.1)%		(7,081)
NET ASSETS: 100.0%		$5,163,485

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,331,122 which represents 82.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $262,032, or 5.1% of net assets.

See Notes to Financial Statements

12

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Basic Materials	6.0%	$311,719
Communications	22.1	1,144,908
Consumer, Cyclical	10.8	558,509
Consumer, Discretionary	0.7	33,707
Consumer, Non-cyclical	15.3	789,655
Consumer, Staples	2.6	136,904
Diversified	0.5	23,568
Energy	10.3	531,538
Financial	7.5	386,701
Health Care	0.7	37,501
Industrial	4.0	209,208
Information Technology	5.4	279,063
Materials	0.6	28,626
Technology	12.3	634,879
Utilities	1.2	64,080
	100.0%	$5,170,566

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Brazil	$355,942	$–	$–	$355,942
Chile	11,611	–	–	11,611
China / Hong Kong	–	1,009,520	–	1,009,520
Colombia	45,564	–	–	45,564
Egypt	–	19,408	–	19,408
Greece	4,432	18,151	–	22,583
Indonesia	–	370,766	–	370,766
Malaysia	11,768	75,231	–	86,999
Mexico	316,779	–	–	316,779
Philippines	–	27,287	–	27,287
Poland	–	62,811	–	62,811
Russia	35,277	302,613	–	337,890
South Africa	–	655,322	–	655,322
South Korea	–	426,995	–	426,995
Taiwan	–	565,958	–	565,958
Thailand	–	116,430	–	116,430
Turkey	–	67,310	–	67,310
United States	21,047	–	–	21,047
Preferred Stocks
Brazil	25,348	–	–	25,348
Chile	11,676	–	–	11,676
Russia	–	17,802	–	17,802
South Korea	–	30,881	–	30,881
Real Estate Investment Trust	–	9,457	–	9,457
Participatory Notes*	–	555,180	–	555,180
Total	$839,444	$4,331,122	$–	$5,170,566

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

13

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.0%
Brazil: 6.3%
10,000	BM&FBovespa SA	$49,856
4,700	CCR SA	36,284
1,800	Cia de Saneamento Basico do Estado de Sao Paulo	16,831
750	Cia Hering SA	9,100
1,900	Cielo SA	60,886
900	EcoRodovias Infraestrutura e Logistica SA	5,424
1,250	EDP - Energias do Brasil SA	5,706
1,800	MRV Engenharia e Participacoes SA	6,453
900	Natura Cosmeticos SA	15,204
600	Porto Seguro SA	8,469
850	Tractebel Energia SA	13,222
6,900	Vale SA	96,077
		323,512
Chile: 0.5%
12,341	Aguas Andinas SA	7,704
123,674	Banco de Chile	15,540
		23,244
China / Hong Kong: 30.8%
8,000	Agile Property Holdings Ltd. #	6,573
114,000	Agricultural Bank of China Ltd. #	49,832
5,000	ANTA Sports Products Ltd. #	8,346
400,000	Bank of China Ltd. #	177,697
10,000	China BlueChemical Ltd. #	5,158
22,000	China Coal Energy Co. Ltd. #	12,434
12,000	China Communications Services Corp. Ltd. #	5,560
347,000	China Construction Bank Corp. #	243,556
27,500	China Minsheng Banking Corp. Ltd. #	27,641
25,500	China Mobile Ltd. #	234,110
136,000	China Petroleum & Chemical Corp. #	121,638
18,000	China Shenhua Energy Co. Ltd. #	52,116
95,000	CNOOC Ltd. #	143,822
10,000	COSCO Pacific Ltd. #	12,798
34,000	Evergrande Real Estate Group Ltd. #	16,088
16,000	Fushan International Energy Group Ltd. #	4,874
3,500	Greentown China Holdings Ltd. #	3,785
14,000	Guangdong Investment Ltd. #	13,385
4,800	Guangzhou R&F Properties Co. Ltd. #	6,948
390,000	Industrial & Commercial Bank of China Ltd. #	240,410
5,600	Inner Mongolia Yitai Coal Co. (USD) #	6,754
6,000	Jiangsu Expressway Co. Ltd. #	6,840
7,000	Jiangxi Copper Co. Ltd. (Class H) #	11,795
112,000	PetroChina Co. Ltd. (Class H) #	121,649
3,000	Shanghai Industrial Holdings Ltd. #	10,018
17,500	Sino-Ocean Land Holdings Ltd. #	9,588
9,500	Soho China Ltd. #	7,816
1,200	Yantai Changyu Pioneer Wine Co. Ltd. #	2,923
28,000	Yuexiu Property Co. Ltd. #	5,789
7,200	Zoomlion Heavy Industry Science and
	Technology Co. Ltd. #	5,027
		1,574,970
Colombia: 1.0%
26,196	Ecopetrol SA	53,632
Czech Republic: 0.4%
81	Komercni Banka AS #	19,377
Egypt: 0.5%
4,544	Commercial International Bank Egypt SAE #	23,263
1,814	Telecom Egypt #	4,406
		27,669
Number of Shares		Value

Indonesia: 1.2%
76,400	Adaro Energy Tbk PT #	$6,647
2,100	Astra Agro Lestari Tbk PT #	4,825
2,100	Indo Tambangraya Megah Tbk PT #	4,528
57,900	Perusahaan Gas Negara Tbk PT #	26,277
4,300	Tambang Batubara Bukit Asam Tbk PT #	3,551
8,900	United Tractors Tbk PT #	16,351
		62,179
Malaysia: 5.0%
5,800	Alliance Financial Group Bhd #	7,837
13,600	Axiata Group Bhd #	27,801
700	British American Tobacco Malaysia Bhd	12,673
18,600	DiGi.Com Bhd #	30,727
15,400	IOI Corp. Bhd #	22,623
7,700	IOI Properties Group Bhd *	6,272
2,600	Kuala Lumpur Kepong Bhd #	19,285
2,000	Lafarge Malaysia Bhd #	5,539
23,500	Malayan Banking Bhd #	69,752
3,200	Parkson Holdings Bhd #	2,940
5,600	Public Bank Bhd #	32,943
5,700	Telekom Malaysia Bhd #	10,282
2,800	UMW Holdings Bhd #	9,428
		258,102
Mexico: 0.7%
1,700	Arca Continental, SAB de CV	10,148
9,700	Grupo Financiero Santander Mexico, SAB de CV	23,788
		33,936
Philippines: 0.2%
9,800	Aboitiz Power Corp. #	8,135
Poland: 4.4%
173	Bank Handlowy w Warszawie SA #	6,517
697	Bank Pekao SA #	45,408
218	Jastrzebska Spolka Weglowa SA #	3,309
743	KGHM Polska Miedz SA #	26,814
4,646	PKO Bank Polski SA #	65,388
3,971	Polska Grupa Energetyczna SA #	24,830
298	Powszechny Zaklad Ubezpieczen SA #	42,380
5,583	Tauron Polska Energia SA #	9,687
		224,333
Russia: 11.0%
58,291	Gazprom OAO (USD) * #	224,820
2,710	Lukoil OAO (USD) #	151,234
461	MegaFon OAO (GDR) # Reg S	12,995
294	MMC Norilsk Nickel OJSC (USD) #	49,189
2,743	Mobile TeleSystems OJSC (ADR)	47,975
7,519	Tatneft OAO (USD) #	42,822
7,015	Uralkali OJSC (USD) #	33,514
		562,549
South Africa: 15.4%
7,283	African Bank Investments Ltd. #	7,452
1,800	Barclays Africa Group Ltd. #	25,517
16,463	FirstRand Ltd. #	56,501
1,016	Foschini Group Ltd. #	10,333
1,003	Imperial Holdings Ltd. #	17,956
428	Kumba Iron Ore Ltd. #	15,351
5,834	MMI Holdings Ltd. #	13,659
8,951	MTN Group Ltd. #	183,376
3,150	Nampak Ltd. #	10,776

See Notes to Financial Statements

14

Number of Shares		Value

South Africa: (continued)
1,084	Nedbank Group Ltd. #	$23,064
2,732	PPC Ltd. #	7,585
962	Reunert Ltd. #	5,899
3,748	RMB Holdings Ltd. #	17,074
3,550	RMI Holdings #	9,701
9,477	Sanlam Ltd. #	51,817
2,932	Sasol Ltd. #	164,131
919	Spar Group Ltd. #	10,611
6,445	Standard Bank Group Ltd. #	84,993
2,339	Truworths International Ltd. #	17,153
1,975	Vodacom Group Ltd. #	24,396
4,045	Woolworths Holdings Ltd. #	28,177
		785,522
South Korea: 1.4%
330	Hyundai Marine & Fire Insurance Co. Ltd. #	9,535
350	KT Corp. #	9,743
583	KT&G Corp. #	43,910
51	SK Telecom Co. Ltd. #	10,350
		73,538
Taiwan: 10.4%
33,000	Advanced Semiconductor Engineering, Inc. #	36,622
2,000	Advantech Co. Ltd. #	12,992
11,000	Asia Cement Corp. #	13,746
4,000	Asustek Computer, Inc. #	39,635
2,000	Cheng Uei Precision Industry Co. Ltd. #	4,245
3,000	Chicony Electronics Co. Ltd. #	7,794
3,000	China Motor Corp. #	2,683
20,000	Chunghwa Telecom Co. Ltd. #	61,543
3,000	CTCI Corp. #	4,504
10,000	Delta Electronics, Inc. #	61,932
16,000	Far Eastern New Century Corp. #	17,030
8,000	Far EasTone Telecommunications Co. Ltd. #	16,934
2,000	Farglory Land Development Co. Ltd. #	3,412
2,000	Feng Hsin Iron & Steel Co. #	3,366
1,000	Giant Manufacturing Co. Ltd. #	6,816
11,000	Lite-On Technology Corp. #	16,445
3,000	Novatek Microelectronics Corp. Ltd. #	13,789
1,000	Phison Electronics Corp. #	6,450
11,000	Pou Chen Corp. #	15,567
13,000	Quanta Computer, Inc. #	35,050
2,000	Radiant Opto-Electronics Corp. #	8,098
2,000	Realtek Semiconductor Corp. #	6,040
3,000	Ruentex Development Co. Ltd. #	5,499
3,000	Ruentex Industries Ltd. #	7,184
1,000	Simplo Technology Co. Ltd. #	4,770
7,000	Synnex Technology International Corp. #	11,282
18,000	Taiwan Cement Corp. #	27,841
4,000	Taiwan Fertilizer Co. Ltd. #	8,395
9,000	Taiwan Mobile Co. Ltd. #	28,263
10,000	Teco Electric and Machinery Co. Ltd. #	11,191
1,000	Transcend Information, Inc. #	3,256
3,000	TSRC Corp. #	4,489
7,000	Unimicron Technology Corp. #	5,646
12,000	Wistron Corp. #	9,888
7,000	WPG Holdings Ltd. #	8,461
		530,858
Number of Shares		Value

Thailand: 4.2%
5,500	Advanced Info Service PCL (NVDR) #	$38,412
3,100	Bangkok Bank PCL (NVDR) #	17,090
2,500	Bangkok Bank PCL #	13,857
5,800	Banpu PCL (NVDR) #	5,005
5,200	BEC World PCL (NVDR) #	8,753
14,400	Charoen Pokphand Foods (NVDR) #	12,460
2,700	Glow Energy PCL (NVDR) #	6,346
18,600	Krung Thai Bank PCL (NVDR) #	10,753
7,400	PTT Exploration & Production PCL (NVDR) #	35,827
8,900	PTT Global Chemical PCL (NVDR) #	19,843
4,500	PTT PCL (NVDR) #	41,478
4,300	Thai Oil PCL (NVDR) #	7,039
		216,863
Turkey: 0.6%
373	Ford Otomotiv Sanayi AS #	3,805
664	Tofas Turk Otomobil Fabrikasi AS #	3,772
665	Tupras-Turkiye Petrol Rafinerileri AS #	14,071
2,416	Turk Telekomunikasyon AS #	6,708
		28,356
Total Common Stocks (Cost: $4,752,853)		4,806,775
PREFERRED STOCKS: 4.4%
Brazil: 3.8%
950	Banco do Estado do Rio Grande do Sul SA (Class A)	5,524
4,000	Cia Energetica de Minas Gerais	27,033
1,600	Telefonica Brasil SA	34,056
10,100	Vale SA	126,893
		193,506
Russia: 0.5%
36,803	Surgutneftegas OJSC (USD) #	26,673
South Korea: 0.1%
41	LG Chem Ltd. #	5,726
Total Preferred Stocks (Cost: $214,861)		225,905
PARTICIPATORY NOTES: 1.4%
India: 0.1%
	HSBC Bank PLC
639	Oil India Ltd., 09/18/19 # *	5,181
United Kingdom: 1.3%
	HSBC Bank PLC
224	Bank of Baroda, 05/16/22 # *	2,710
3,121	Bharat Heavy Electricals Ltd., 01/07/19 # 144A *	10,261
2,538	Cairn India Ltd., 08/27/19 # *	14,172
2,685	Coal India Ltd., 11/02/20 # *	12,975
4,091	Oil & Natural Gas Corp. Ltd., 11/12/19 # *	21,889
1,574	Rural Electrification Corp. Ltd., 05/12/20 # *	6,067
		68,074
Total Participatory Notes (Cost: $64,484)		73,255
Total Investments: 99.8% (Cost: $5,032,198)		5,105,935
Other assets less liabilities: 0.2%		7,761
NET ASSETS: 100.0%		$5,113,696

See Notes to Financial Statements

15

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,411,185 which represents 86.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $10,261, or 0.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	11.2%	$570,741
Communications	15.6	796,390
Consumer, Cyclical	2.9	148,787
Consumer, Non-cyclical	5.2	264,096
Diversified	0.3	17,956
Energy	22.3	1,138,140
Financial	31.3	1,599,554
Industrial	4.4	223,705
Technology	3.7	187,410
Utilities	3.1	159,156
	100.0%	$5,105,935

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$323,512	$–	$–	$323,512
Chile	23,244	–	–	23,244
China / Hong Kong	–	1,574,970	–	1,574,970
Colombia	53,632	–	–	53,632
Czech Republic	–	19,377	–	19,377
Egypt	–	27,669	–	27,669
Indonesia	–	62,179	–	62,179
Malaysia	18,945	239,157	–	258,102
Mexico	33,936	–	–	33,936
Philippines	–	8,135	–	8,135
Poland	–	224,333	–	224,333
Russia	47,975	514,574	–	562,549
South Africa	–	785,522	–	785,522
South Korea	–	73,538	–	73,538
Taiwan	–	530,858	–	530,858
Thailand	–	216,863	–	216,863
Turkey	–	28,356	–	28,356
Preferred Stocks
Brazil	193,506	–	–	193,506
Russia	–	26,673	–	26,673
South Korea	–	5,726	–	5,726
Participatory Notes*	–	73,255	–	73,255
Total	$694,750	$4,411,185	$–	$5,105,935

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

16

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.0%
Australia: 3.4%
738	ALS Ltd. #	$5,036
2,995	Brambles Ltd. #	25,754
153	Cochlear Ltd. #	8,094
1,334	CSL Ltd. #	86,114
127	Flight Centre Travel Group Ltd. #	6,192
238	Ramsay Health Care Ltd. #	10,629
153	REA Group Ltd. #	6,929
699	Seek Ltd. #	11,422
9,747	Telstra Corp. Ltd. #	45,934
1,297	Woodside Petroleum Ltd. #	46,936
2,865	Woolworths Ltd. #	94,953
375	WorleyParsons Ltd. #	5,278
		353,271
Austria: 0.1%
135	Andritz AG #	8,351
Belgium: 0.2%
334	Belgacom SA #	10,470
172	Colruyt SA #	9,486
		19,956
Brazil: 1.9%
13,050	AMBEV SA	98,027
1,400	BB Seguridade Participacoes SA	15,579
400	CETIP SA - Balcao Organizado de Ativos e Derivativos	4,875
400	Cia Hering SA	4,854
900	Cielo SA	28,841
250	Lojas Renner SA	7,115
50	M Dias Branco SA	2,025
400	Natura Cosmeticos SA	6,757
1,100	Souza Cruz SA	10,042
250	Totvs SA	3,944
400	Tractebel Energia SA	6,222
400	WEG SA	5,619
		193,900
Canada: 3.4%
263	Alimentation Couche Tard, Inc.	21,304
242	Baytex Energy Corp.	9,980
1,770	Canadian National Railway Co.	99,601
972	Canadian Oil Sands Ltd.	20,422
339	CI Financial Corp.	10,710
122	Dollarama, Inc.	9,309
238	Gildan Activewear, Inc.	12,013
198	IGM Financial, Inc.	9,353
615	Imperial Oil Ltd.	28,684
188	Metro, Inc.	11,054
1,745	Potash Corp of Saskatchewan, Inc.	63,223
246	Saputo, Inc.	12,412
378	Shoppers Drug Mart Corp.	20,832
393	Tim Hortons, Inc.	21,769
		350,666
Chile: 0.1%
293	Cia Cervecerias Unidas SA	3,272
233	ENTEL Chile SA	2,842
		6,114
Number of Shares		Value

China / Hong Kong: 7.4%
2,000	ANTA Sports Products Ltd. #	$3,338
10,000	Belle International Holdings Ltd. #	9,996
500	Biostime International Holdings Ltd. #	3,435
1,000	Cheung Kong Infrastructure Holdings Ltd. #	6,395
4,000	China BlueChemical Ltd. #	2,063
4,000	China Communications Services Corp. Ltd. #	1,853
13,000	China Mobile Ltd. #	119,350
8,000	China Overseas Land & Investment Ltd. #	20,785
7,000	China Shenhua Energy Co. Ltd. #	20,267
37,000	CNOOC Ltd. #	56,015
6,000	Dongfeng Motor Group Co. Ltd. #	8,510
5,000	Galaxy Entertainment Group Ltd. * #	43,638
10,000	Geely Automobile Holdings Ltd. #	3,942
1,000	Golden Eagle Retail Group Ltd. #	1,383
2,500	Great Wall Motor Co. Ltd. #	12,594
1,500	Greentown China Holdings Ltd. #	1,622
6,000	Guangdong Investment Ltd. #	5,736
2,000	Haier Electronics Group Co. Ltd. #	5,428
1,000	Haitian International Holdings Ltd. #	2,007
22,000	Hanergy Solar Group Ltd. * #	3,467
1,900	Hang Seng Bank Ltd. #	30,308
1,500	Hengan International Group Co. Ltd. #	15,571
2,500	Hong Kong Exchanges and Clearing Ltd. #	37,965
2,500	Inner Mongolia Yitai Coal Co. (USD) #	3,015
14,000	Lenovo Group Ltd. #	15,485
6,000	Sands China Ltd. #	44,996
1,000	Shenzhou International Group Holdings Ltd. #	3,179
4,000	Sihuan Pharmaceutical Holdings Group Ltd. #	4,832
8,000	Sino Biopharmaceutical Ltd. #	6,828
2,500	Sinopec Engineering Group Co. Ltd. #	2,711
7,000	SJM Holdings Ltd. #	19,719
5,000	Sun Art Retail Group Ltd. #	6,296
2,700	Tencent Holdings Ltd. #	188,447
16,000	Want Want China Holdings Ltd. #	23,936
1,000	Wumart Stores, Inc. #	979
4,000	Wynn Macau Ltd. #	16,648
4,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	3,443
500	Yantai Changyu Pioneer Wine Co. Ltd. #	1,218
1,000	Zhuzhou CSR Times Electric Co. Ltd. #	3,376
12,000	Zijin Mining Group Ltd. #	2,547
		763,323
Colombia: 0.2%
11,681	Ecopetrol SA	23,915
Denmark: 3.2%
322	Coloplast AS #	26,045
5,974	Novo Nordisk AS #	272,128
502	Novozymes AS #	22,077
49	Tryg AS #	4,849
57	William Demant Holding AS * #	4,873
		329,972
Egypt: 0.1%
1,988	Commercial International Bank Egypt SAE #	10,178

See Notes to Financial Statements

17

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

Number of Shares		Value

Finland: 0.8%
300	Elisa OYJ #	$8,634
933	Kone OYJ #	39,192
226	Nokian Renkaat OYJ #	9,148
287	Orion OYJ #	8,668
376	Wartsila OYJ Abp #	20,447
		86,089
France: 2.2%
507	Bureau Veritas SA #	15,557
122	Dassault Systemes #	14,282
408	Essilor International SA #	41,193
503	Legrand SA #	31,260
480	L’Oreal SA #	79,225
365	Publicis Groupe SA #	32,967
61	Societe BIC SA #	8,016
		222,500
Germany: 2.2%
201	Beiersdorf AG #	19,613
248	Henkel AG & Co. KGaA #	24,952
84	Hugo Boss AG #	11,189
1,954	SAP AG #	158,569
225	United Internet AG #	10,559
		224,882
Greece: 0.1%
65	Folli Follie SA *	2,401
591	OPAP SA #	9,493
		11,894
Indonesia: 1.9%
900	Astra Agro Lestari Tbk PT #	2,068
43,400	Astra International Tbk PT #	28,388
28,700	Bank Central Asia Tbk PT #	26,955
20,200	Bank Mandiri Persero Tbk PT #	17,013
14,700	Bank Negara Indonesia Persero Tbk PT #	6,477
28,700	Bank Rakyat Indonesia Tbk PT #	24,400
16,400	Bumi Serpong Damai PT #	2,385
14,000	Charoen Pokphand Indonesia Tbk PT #	4,960
900	Gudang Garam Tbk PT #	3,940
1,000	Indo Tambangraya Megah Tbk PT #	2,156
3,600	Indocement Tunggal Prakarsa Tbk PT #	7,454
2,300	Indofood Cbp Sukses Makmur Tbk PT #	2,052
58,100	Kalbe Farma Tbk PT #	7,536
10,200	Media Nusantara Citra Tbk PT #	2,384
7,800	Semen Gresik Persero Tbk PT #	10,965
12,800	Surya Citra Media Tbk PT #	3,621
2,300	Tambang Batubara Bukit Asam Tbk PT #	1,899
109,900	Telekomunikasi Indonesia Persero Tbk PT #	21,482
4,400	Unilever Indonesia Tbk PT #	11,417
3,400	United Tractors Tbk PT #	6,247
		193,799
Ireland: 0.9%
1,069	James Hardie Industries PLC (LDR) (AUD) #	14,271
304	Kerry Group PLC	23,216
1,131	Shire PLC (GBP) #	55,991
		93,478
Israel: 0.1%
1,138	Israel Chemicals Ltd. #	9,948

Number of Shares		Value

Japan: 2.4%
200	Daito Trust Construction Co. Ltd. #	$18,567
400	Dena Co. Ltd. #	7,242
100	Fast Retailing Co. Ltd. #	36,250
300	Gree, Inc. #	3,324
100	Hisamitsu Pharmaceutical Co., Inc. #	4,523
200	Japan Airlines Co. Ltd. #	9,865
2,200	Japan Tobacco, Inc. #	69,207
400	JGC Corp. #	13,927
400	Kakaku.com, Inc. #	6,518
400	M3, Inc. #	6,574
150	Nitori Holdings Co. Ltd. #	6,524
100	Oracle Corp Japan #	4,545
200	Park24 Co. Ltd. #	3,809
4,000	Resona Holdings, Inc. #	19,373
200	Sysmex Corp. #	6,391
200	Trend Micro, Inc. #	6,193
100	Tsumura & Co. #	2,408
500	USS Co. Ltd. #	7,040
3,400	Yahoo Japan Corp. #	16,694
		248,974
Luxembourg: 0.4%
118	Millicom International Cellular SA (LDR) (SEK) #	11,998
91	RTL Group SA #	10,369
895	Tenaris SA #	19,786
		42,153
Malaysia: 0.5%
1,800	Berjaya Sports Toto Bhd #	2,188
300	British American Tobacco Malaysia Bhd	5,431
5,000	Maxis Bhd #	10,661
5,900	Petronas Chemicals Group Bhd #	12,496
500	Petronas Dagangan Bhd #	4,704
1,300	Petronas Gas Bhd #	9,482
1,000	UMW Holdings Bhd #	3,367
		48,329
Mexico: 1.8%
84,350	America Movil, SAB de CV	84,164
2,350	Compartamos, SAB de CV	4,301
350	El Puerto de Liverpool, SAB de CV	3,843
423	Fresnillo Plc (GBP) #	5,963
1,700	Genomma Lab Internacional, SA de CV *	4,376
400	Grupo Aeroportuario del Sureste, SAB de CV	4,916
1,050	Grupo Carso, SAB de CV	5,512
7,350	Grupo Mexico, SAB de CV	23,207
270	Industrias Penoles, SA de CV	7,037
3,750	Kimberly-Clark de Mexico, SAB de CV	10,015
550	Promotora y Operadora de Infraestructura, SAB de CV *	7,392
11,350	Wal-Mart de Mexico, SAB de CV	27,051
		187,777
Netherlands: 6.3%
2,000	Reed Elsevier NV #	43,292
7,013	Royal Dutch Shell PLC - A Shares (GBP) #	256,240
4,412	Royal Dutch Shell PLC - B Shares (GBP) #	172,246
4,378	Unilever NV (LDR) #	180,166
		651,944

See Notes to Financial Statements

18

Number of Shares		Value

New Zealand: 0.1%
781	Ryman Healthcare Ltd. #	$5,937
Norway: 0.2%
352	Yara International ASA #	15,593
Philippines: 0.3%
3,810	Aboitiz Equity Ventures, Inc. #	4,764
3,400	Aboitiz Power Corp. #	2,822
1,630	Bank of the Philippine Islands #	3,125
1,610	DMCI Holdings, Inc. #	2,513
810	Jollibee Foods Corp. #	3,092
95	Philippine Long Distance Telephone Co. #	5,783
1,690	Universal Robina Corp. #	5,363
		27,462
Poland: 0.3%
199	Eurocash SA #	2,632
269	KGHM Polska Miedz SA #	9,708
132	Powszechny Zaklad Ubezpieczen SA #	18,772
1,053	Synthos SA #	1,702
		32,814
Portugal: 0.1%
651	Jeronimo Martins, SGPS SA #	10,929
Russia: 2.3%
22,489	Gazprom OAO (USD) * #	86,737
988	Lukoil OAO (USD) #	55,136
611	Magnit OAO (GDR) Reg S	33,456
233	MegaFon OAO (GDR) # Reg S	6,568
1,079	Mobile TeleSystems OJSC (ADR)	18,872
198	Novatek OAO (GDR) # Reg S	21,815
2,414	Uralkali OJSC (USD) #	11,533
		234,117
Singapore: 1.1%
3,000	Keppel Corp. Ltd. #	26,034
2,000	Sembcorp Industries Ltd. #	8,751
2,000	Sembcorp Marine Ltd. #	6,450
3,000	Singapore Exchange Ltd. #	16,583
4,000	Singapore Technologies Engineering Ltd. #	12,173
15,000	Singapore Telecommunications Ltd. #	43,613
		113,604
South Africa: 3.4%
205	African Rainbow Minerals Ltd. #	4,059
81	Assore Ltd. #	3,142
583	Bidvest Group Ltd. #	15,419
564	Discovery Ltd. #	4,522
6,977	FirstRand Ltd. #	23,945
427	Foschini Group Ltd. #	4,343
387	Imperial Holdings Ltd. #	6,928
218	Kumba Iron Ore Ltd. #	7,819
2,467	Life Healthcare Group Holdings Ltd. #	9,023
305	Massmart Holdings Ltd. #	3,978
705	Mr. Price Group Ltd. #	10,547
3,686	MTN Group Ltd. #	75,514
479	Pick n Pay Stores Ltd. #	2,348
428	Reunert Ltd. #	2,624
1,498	RMB Holdings Ltd. #	6,824
1,440	RMI Holdings #	3,935
3,760	Sanlam Ltd. #	20,559
1,251	Sasol Ltd. #	70,030
1,002	Shoprite Holdings Ltd. #	15,135
520	Spar Group Ltd. #	6,004

Number of Shares		Value

South Africa: (continued)
382	Tiger Brands Ltd. #	$9,879
1,324	Truworths International Ltd. #	9,709
1,013	Vodacom Group Ltd. #	12,513
2,245	Woolworths Holdings Ltd. #	15,638
		344,437
South Korea: 4.1%
180	Cheil Worldwide, Inc. * #	4,061
85	Dongbu Insurance Co. Ltd. #	4,411
80	Halla Visteon Climate Control Corp. #	3,665
30	Hyundai Glovis Co. Ltd. #	6,822
120	Hyundai Marine & Fire Insurance Co. Ltd. #	3,467
143	Hyundai Mobis Co. Ltd. #	42,428
32	Hyundai Wia Corp. #	5,158
180	Kangwon Land, Inc. #	5,251
15	Korea Zinc Co. Ltd. #	4,690
221	KT&G Corp. #	16,645
21	LG Household & Health Care Ltd. #	9,079
32	S-1 Corp. #	2,680
238	Samsung Electronics Co. Ltd. #	300,873
60	Samsung SDI Co. Ltd. #	9,111
		418,341
Spain: 0.9%
591	Inditex SA #	88,706
494	Zardoya Otis SA #	8,423
		97,129
Sweden: 3.1%
687	Alfa Laval AB #	18,577
661	Assa Abloy AB #	35,148
1,041	Atlas Copco AB #	28,465
1,792	Atlas Copco AB #	51,643
771	Elekta AB #	10,246
2,839	Hennes & Mauritz AB #	120,874
756	Skanska AB #	17,791
4,502	TeliaSonera AB #	33,942
		316,686
Switzerland: 14.6%
4,146	ABB Ltd. #	107,180
224	Actelion Ltd. #	21,245
1,086	Cie Financiere Richemont SA #	103,837
19	EMS-Chemie Holding AG #	7,186
98	Geberit AG #	32,138
130	Kuehne + Nagel International AG #	18,207
2	Lindt & Spruengli AG	9,921
6,228	Nestle SA #	469,151
51	Partners Group Holding AG #	14,337
1,611	Roche Holding AG #	484,914
101	Schindler Holding AG - Participation Certificate #	14,902
47	Schindler Holding AG - Registered Shares #	6,909
13	SGS SA #	32,087
44	Swisscom AG #	27,054
196	Syngenta AG #	74,466
68	The Swatch Group AG - Bearer Shares #	42,692
96	The Swatch Group AG - Registered Shares #	11,141
504	Wolseley PLC (GBP) #	28,717
		1,506,084

See Notes to Financial Statements

19

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

Number of Shares		Value

Taiwan: 3.4%
1,000	Advantech Co. Ltd. #	$6,496
1,000	Asustek Computer, Inc. #	9,909
1,000	Catcher Technology Co. Ltd. #	7,261
1,000	Chicony Electronics Co. Ltd. #	2,598
1,000	CTCI Corp. #	1,501
4,000	Delta Electronics, Inc. #	24,773
3,000	Far EasTone Telecommunications Co. Ltd. #	6,350
1,000	Farglory Land Development Co. Ltd. #	1,706
2,000	Foxconn Technology Co. Ltd. #	4,726
1,000	Giant Manufacturing Co. Ltd. #	6,816
1,000	Highwealth Construction Corp. #	2,362
1,000	Merida Industry Co. Ltd. #	6,650
1,000	Novatek Microelectronics Corp. Ltd. #	4,596
2,000	President Chain Store Corp. #	14,110
1,000	Radiant Opto-Electronics Corp. #	4,049
1,000	Ruentex Development Co. Ltd. #	1,833
1,000	Ruentex Industries Ltd. #	2,395
1,000	Simplo Technology Co. Ltd. #	4,770
1,000	Standard Foods Corp. #	2,731
4,000	Taiwan Mobile Co. Ltd. #	12,561
57,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	224,269
		352,462
Thailand: 0.6%
2,900	Advanced Info Service PCL (NVDR) #	20,253
600	Bangkok Dusit Medical Services PCL (NVDR) #	2,465
2,900	BEC World PCL (NVDR) #	4,881
13,200	CP ALL PCL (NVDR) #	17,721
6,600	Home Product Center PCL (NVDR) #	1,986
2,600	PTT Exploration & Production PCL (NVDR) #	12,588
		59,894
Turkey: 0.4%
622	BIM Birlesik Magazalar AS #	14,014
188	Ford Otomotiv Sanayi AS #	1,918
135	Koza Altin Isletmeleri AS #	1,167
242	Tofas Turk Otomobil Fabrikasi AS #	1,375
289	Tupras-Turkiye Petrol Rafinerileri AS #	6,115
1,174	Turk Telekomunikasyon AS #	3,260
1,484	Turkcell Iletisim Hizmetleri AS * #	8,315
		36,164
United Kingdom: 20.4%
2,368	Aberdeen Asset Management PLC #	15,434
581	Admiral Group PLC #	13,834
584	Aggreko PLC #	14,630
698	AMEC PLC #	13,073
782	Antofagasta PLC #	10,910
3,208	AstraZeneca PLC #	207,965
832	Babcock International Group PLC #	18,684
7,641	BAE Systems PLC #	53,082
4,556	British American Tobacco PLC #	254,160
1,865	British Sky Broadcasting Group PLC	28,387
756	Bunzl PLC #	20,157
1,206	Burberry Group PLC #	28,039
1,496	Capita PLC #	27,354
10,648	Centrica PLC #	58,579
2,014	Cobham PLC #	10,055

Number of Shares		Value

United Kingdom: 20.4%
4,100	Compass Group PLC #	$62,602
353	Croda International PLC #	15,012
5,952	Diageo PLC #	184,864
639	Hargreaves Lansdown PLC #	15,545
1,102	ICAP PLC #	6,945
763	IMI PLC #	18,567
2,067	Imperial Tobacco Group PLC #	83,585
387	Intertek Group PLC #	19,869
9,099	ITV PLC #	29,071
422	Johnson Matthey PLC #	23,041
346	London Stock Exchange Group PLC #	11,373
3,130	Marks & Spencer Group PLC #	23,562
317	Next PLC #	34,886
722	Petrofac Ltd. #	17,330
1,730	Reckitt Benckiser Group PLC #	141,177
3,510	Reed Elsevier PLC #	53,638
2,297	Rio Tinto PLC #	128,099
4,741	Rolls-Royce Holdings PLC #	84,870
197	Schroders PLC #	8,544
998	Serco Group PLC	7,005
1,890	Smith & Nephew PLC #	28,705
857	Smiths Group PLC #	18,209
1,019	Tate & Lyle PLC #	11,349
15,334	Tesco PLC #	75,629
2,596	The Sage Group PLC #	18,107
416	The Weir Group PLC #	17,595
977	TUI Travel PLC #	7,139
3,369	Unilever PLC #	144,091
370	Whitbread PLC #	25,682
1,941	William Hill PLC #	11,043
		2,101,477
United States: 0.1%
388	Southern Copper Corp.	11,295
Total Common Stocks (Cost: $9,627,468)		9,765,838
PREFERRED STOCKS: 1.1%
Brazil: 0.1%
300	AES Tiete SA	2,398
1,700	Cia Energetica de Minas Gerais	11,489
		13,887
Chile: 0.1%
197	Sociedad Quimica y Minera de Chile SA	6,217
Germany: 0.5%
91	Fuchs Petrolub AG #	9,147
341	Henkel AG & Co. KGaA #	36,722
		45,869
South Korea: 0.4%
44	Samsung Electronics Co. Ltd. #	43,832
Total Preferred Stocks (Cost: $104,872)		109,805
REAL ESTATE INVESTMENT TRUST: 0.0% (Cost: $4,121)
Turkey: 0.0%
4,214	Emlak Konut Gayrimenkul Yatirim Ortakligi AS #	4,963

See Notes to Financial Statements

20

Number of Shares		Value

PARTICIPATORY NOTES: 2.9%
India: 0.0%
	HSBC Bank PLC
46	ACC Ltd., 11/12/19 # *	$1,079
32	Nestle India Ltd., 11/19/18 # *	2,694
256	Oil India Ltd., 09/18/19 # *	2,075
		5,848
Luxembourg: 0.1%
	Citigroup Global Markets Holdings, Inc.
258	Tech Mahindra Ltd., 02/27/15 # 144A *	7,766
United Kingdom: 2.8%
	HSBC Bank PLC
1,302	Ambuja Cements Ltd., 11/12/19 # *	4,418
774	Asian Paints Ltd., 05/17/21 # *	7,108
236	Bajaj Auto Ltd., 11/12/19 # *	8,239
1,314	Bharat Heavy Electricals Ltd., 01/07/19 # 144A *	4,320
338	Bharat Petroleum Corp. Ltd., 11/12/19 # *	2,610
896	Cairn India Ltd., 08/27/19 # *	5,003
732	Cipla Ltd., 12/17/18 # *	4,693
1,260	Coal India Ltd., 11/02/20 # *	6,089
580	Dabur India Ltd., 05/17/21 # *	1,748
98	Divi’s Laboratories Ltd., 11/16/22 # *	2,242
562	GAIL India Ltd., 11/12/19 # *	3,542
30	GlaxoSmithKline Consumer Healthcare Ltd., 07/06/22 # *	2,161
254	Godrej Consumer Products Ltd., 05/16/22 # *	3,656

Number of Shares		Value

United Kingdom: (continued)
564	HCL Technologies Ltd., 11/21/18 # *	$13,142
234	Hero MotoCorp Ltd., 07/29/19 # *	8,924
1,942	Hindustan Unilever Ltd., 04/11/18 # Reg S 144A *	19,700
1,128	Infosys Ltd., 11/25/19 # *	61,736
6,490	ITC Ltd., 02/18/18 # Reg S 144A *	38,389
1,526	Oil & Natural Gas Corp. Ltd., 11/12/19 # *	8,165
1,310	Sun Pharmaceutical Industries Ltd., 10/24/18 # *	12,630
1,414	Tata Consultancy Services Ltd., 11/25/19 # *	50,523
66	Ultratech Cement Ltd., 11/19/20 # *	2,420
1,452	Wipro Ltd., 11/12/19 # *	13,309
		284,767
Total Participatory Notes (Cost: $291,763)		298,381
MONEY MARKET FUND: 0.2% (Cost: $17,244)
17,244	Dreyfus Government Cash Management Fund	17,244
Total Investments: 99.2% (Cost: $10,045,468)		10,196,231
Other assets less liabilities: 0.8%		84,423
NET ASSETS: 100.0%		$10,280,654

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,262,490 which represents 90.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $70,175, or 0.7% of net assets.

See Notes to Financial Statements

21

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	5.4%	$554,230
Communications	10.5	1,070,741
Consumer, Cyclical	11.7	1,187,850
Consumer, Discretionary	0.2	17,163
Consumer, Non-cyclical	37.5	3,826,936
Consumer, Staples	0.7	68,348
Diversified	0.4	43,238
Energy	8.8	895,073
Financial	4.7	475,643
Health Care	0.2	19,565
Industrial	9.2	940,107
Information Technology	1.4	146,476
Materials	0.1	15,025
Technology	8.0	818,322
Utilities	1.0	100,270
Money Market Fund	0.2	17,244
	100.0%	$10,196,231

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$353,271	$–	$353,271
Austria	–	8,351	–	8,351
Belgium	–	19,956	–	19,956
Brazil	193,900	–	–	193,900
Canada	350,666	–	–	350,666
Chile	6,114	–	–	6,114
China / Hong Kong	–	763,323	–	763,323
Colombia	23,915	–	–	23,915
Denmark	–	329,972	–	329,972
Egypt	–	10,178	–	10,178
Finland	–	86,089	–	86,089
France	–	222,500	–	222,500
Germany	–	224,882	–	224,882
Greece	2,401	9,493	–	11,894
Indonesia	–	193,799	–	193,799
Ireland	23,216	70,262	–	93,478
Israel	–	9,948	–	9,948
Japan	–	248,974	–	248,974
Luxembourg	–	42,153	–	42,153
Malaysia	5,431	42,898	–	48,329
Mexico	181,814	5,963	–	187,777
Netherlands	–	651,944	–	651,944
New Zealand	–	5,937	–	5,937
Norway	–	15,593	–	15,593
Philippines	–	27,462	–	27,462
Poland	–	32,814	–	32,814
Portugal	–	10,929	–	10,929
Russia	52,328	181,789	–	234,117
Singapore	–	113,604	–	113,604
South Africa	–	344,437	–	344,437
South Korea	–	418,341	–	418,341
Spain	–	97,129	–	97,129
Sweden	–	316,686	–	316,686
Switzerland	9,921	1,496,163	–	1,506,084
Taiwan	–	352,462	–	352,462
Thailand	–	59,894	–	59,894

See Notes to Financial Statements

22

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Turkey	$–	$36,164	$–	$36,164
United Kingdom	35,392	2,066,085	–	2,101,477
United States	11,295	–	–	11,295
Preferred Stocks
Brazil	13,887	–	–	13,887
Chile	6,217	–	–	6,217
Germany	–	45,869	–	45,869
South Korea	–	43,832	–	43,832
Real Estate Investment Trust	–	4,963	–	4,963
Participatory Notes*	–	298,381	–	298,381
Money Market Fund	17,244	–	–	17,244
Total	$933,741	$9,262,490	$–	$10,196,231

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

23

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 98.9%
Australia: 6.0%
404	ALS Ltd. #	$2,757
1,268	Amcor Ltd. #	12,244
203	ASX Ltd. #	6,798
2,882	Australia & New Zealand Banking Group Ltd. #	88,606
436	Bendigo and Adelaide Bank Ltd. #	4,603
602	Coca-Cola Amatil Ltd. #	6,165
60	Cochlear Ltd. #	3,174
2,415	Insurance Australia Group Ltd. #	12,483
177	Leighton Holdings Ltd. #	3,468
576	Lend Lease Group #	6,340
925	Metcash Ltd. #	2,242
1,157	Origin Energy Ltd. #	15,358
400	Sonic Healthcare Ltd. #	6,405
1,352	Suncorp Group Ltd. #	16,170
1,489	Tatts Group Ltd. #	4,007
4,575	Telstra Corp. Ltd. #	21,560
716	Toll Holdings Ltd. #	3,461
1,201	Wesfarmers Ltd. #	45,990
1,318	Woolworths Ltd. #	43,682
217	WorleyParsons Ltd. #	3,054
		308,567
Austria: 0.1%
155	OMV AG #	7,039
Belgium: 0.1%
160	Belgacom SA #	5,015
Brazil: 1.1%
2,000	BM&FBovespa SA	9,971
950	CCR SA	7,334
150	Cia Hering SA	1,820
350	Cielo SA	11,216
200	EcoRodovias Infraestrutura e Logistica SA	1,205
250	EDP - Energias do Brasil SA	1,141
200	Natura Cosmeticos SA	3,379
100	Porto Seguro SA	1,412
150	Tractebel Energia SA	2,333
1,350	Vale SA	18,798
		58,609
Canada: 10.6%
677	Bank of Montreal	45,364
1,270	Bank of Nova Scotia	73,674
131	Baytex Energy Corp.	5,403
269	BCE, Inc.	11,606
79	Bell Aliant, Inc.	1,935
420	Canadian Imperial Bank of Commerce	36,245
509	Canadian Oil Sands Ltd.	10,694
164	CI Financial Corp.	5,181
362	Husky Energy, Inc.	10,876
106	IGM Financial, Inc.	5,007
83	Keyera Corp.	5,271
342	National Bank of Canada	13,727
907	Potash Corp of Saskatchewan, Inc.	32,862
367	Power Corp of Canada	10,048
261	Power Financial Corp.	8,094
381	Rogers Communications, Inc.	15,813
1,514	Royal Bank of Canada	99,982
409	Shaw Communications, Inc.	9,783
223	TELUS Corp.	8,007
Number
of Shares		Value

Canada: (continued)
1,937	The Toronto-Dominion Bank	$90,958
743	TransCanada Corp.	33,826
102	Vermilion Energy, Inc.	6,381
		540,737
Chile: 0.2%
2,442	Aguas Andinas SA	1,524
24,472	Banco de Chile	3,075
69,291	Banco Santander Chile	4,051
		8,650
China / Hong Kong: 8.4%
2,000	Agile Property Holdings Ltd. #	1,643
23,000	Agricultural Bank of China Ltd. #	10,054
1,000	ANTA Sports Products Ltd. #	1,669
79,000	Bank of China Ltd. #	35,095
4,000	BOC Hong Kong Holdings Ltd. #	11,421
2,000	China BlueChemical Ltd. #	1,032
9,000	China CITIC Bank Corp. Ltd. #	5,198
4,000	China Coal Energy Co. Ltd. #	2,261
5,000	China Communications Construction Co. Ltd. #	3,497
2,000	China Communications Services Corp. Ltd. #	927
76,000	China Construction Bank Corp. #	53,344
5,000	China Merchants Bank Co. Ltd. #	9,095
5,500	China Minsheng Banking Corp. Ltd. #	5,528
6,500	China Mobile Ltd. #	59,675
26,000	China Petroleum & Chemical Corp. #	23,254
3,500	China Shenhua Energy Co. Ltd. #	10,134
3,000	Chongqing Rural Commercial Bank #	1,319
2,000	CLP Holdings Ltd. #	15,092
19,000	CNOOC Ltd. #	28,764
2,000	COSCO Pacific Ltd. #	2,560
7,000	Evergrande Real Estate Group Ltd. #	3,312
4,000	Fushan International Energy Group Ltd. #	1,218
500	Greentown China Holdings Ltd. #	541
800	Guangzhou R&F Properties Co. Ltd. #	1,158
800	Hang Seng Bank Ltd. #	12,761
500	Hopewell Holdings Ltd. #	1,720
78,000	Industrial & Commercial Bank of China Ltd. #	48,082
1,100	Inner Mongolia Yitai Coal Co. (USD) #	1,327
2,000	Jiangsu Expressway Co. Ltd. #	2,280
1,000	Jiangxi Copper Co. Ltd. (Class H) #	1,685
6,000	Li & Fung Ltd. #	8,891
2,000	NWS Holdings Ltd. #	3,375
4,000	PCCW Ltd. #	2,009
22,000	PetroChina Co. Ltd. (Class H) #	23,895
1,500	Power Assets Holdings Ltd. #	13,018
1,000	Shanghai Industrial Holdings Ltd. #	3,339
4,000	Sino Land Co. Ltd. #	5,895
3,500	Sino-Ocean Land Holdings Ltd. #	1,918
2,000	Soho China Ltd. #	1,645
1,600	Wynn Macau Ltd. #	6,659
2,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,721
200	Yantai Changyu Pioneer Wine Co. Ltd. #	487
6,000	Zijin Mining Group Ltd. #	1,273
1,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	977
		430,748

See Notes to Financial Statements

24

Number
of Shares		Value

Colombia: 0.2%
5,184	Ecopetrol SA	$10,613
Czech Republic: 0.1%
16	Komercni Banka AS #	3,828
Denmark: 0.2%
853	TDC AS	7,889
26	Tryg AS #	2,573
		10,462
Egypt: 0.0%
359	Telecom Egypt #	872
Finland: 1.2%
148	Elisa OYJ #	4,259
467	Fortum OYJ	10,620
134	Metso OYJ #	4,390
119	Nokian Renkaat OYJ #	4,817
104	Orion OYJ #	3,141
440	Sampo #	22,850
556	UPM-Kymmene OYJ #	9,517
		59,594
France: 8.6%
1,886	AXA SA #	49,017
201	Bouygues SA #	8,379
59	Casino Guichard Perrachon SA #	7,018
180	CNP Assurances #	3,814
150	Eutelsat Communications SA #	5,093
117	Lagardere SCA #	4,646
253	Rexel SA	6,641
1,255	Sanofi #	131,204
161	SCOR SE #	5,642
2,247	Total SA #	147,972
505	Vinci SA #	37,502
1,266	Vivendi SA	35,252
		442,180
Germany: 8.7%
480	Allianz SE #	81,164
42	Axel Springer SE #	2,689
965	BASF SE #	107,425
1,011	Daimler AG #	95,681
3,040	Deutsche Telekom AG #	49,347
1,892	E.ON SE #	36,967
63	Hannover Rueck SE #	5,638
188	Muenchener Rueckversicherungs AG #	41,099
514	RWE AG #	20,867
86	Suedzucker AG #	2,454
		443,331
Indonesia: 0.2%
15,100	Adaro Energy Tbk PT #	1,314
400	Indo Tambangraya Megah Tbk PT #	862
11,500	Perusahaan Gas Negara Tbk PT #	5,219
800	Tambang Batubara Bukit Asam Tbk PT #	661
		8,056
Ireland: 0.4%
770	CRH PLC #	21,555
Israel: 0.2%
2,008	Bezeq The Israeli Telecommunication Corp. Ltd. #	3,577
468	Israel Chemicals Ltd. #	4,091
		7,668
Number
of Shares		Value

Italy: 0.4%
2,132	Snam SpA #	$12,494
1,584	Terna Rete Elettrica Nazionale SpA #	8,481
		20,975
Japan: 1.9%
1,200	Canon, Inc. #	37,326
700	Daiichi Sankyo Co. Ltd. #	11,822
100	Daito Trust Construction Co. Ltd. #	9,284
300	Eisai Co. Ltd. #	11,688
1,600	NTT DOCOMO, Inc. #	25,268
100	Sankyo Co. Ltd. #	4,218
		99,606
Luxembourg: 0.5%
69	Millicom International Cellular SA (LDR) (SEK) #	7,016
41	RTL Group SA #	4,672
319	SES SA (LDR) #	11,907
		23,595
Malaysia: 0.9%
100	British American Tobacco Malaysia Bhd	1,810
5,200	CIMB Group Holdings Bhd #	11,401
3,700	DiGi.Com Bhd #	6,112
400	Lafarge Malaysia Bhd #	1,108
4,700	Malayan Banking Bhd #	13,950
2,400	Maxis Bhd #	5,117
600	Parkson Holdings Bhd #	551
1,100	Telekom Malaysia Bhd #	1,984
600	UMW Holdings Bhd #	2,020
		44,053
Mexico: 0.1%
350	Arca Continental, SAB de CV	2,089
1,900	Grupo Financiero Santander Mexico, SAB de CV	4,659
		6,748
Netherlands: 5.9%
1,903	Aegon NV #	17,536
82	Koninklijke Boskalis Westminster NV #	4,515
729	Reed Elsevier NV #	15,780
2,605	Royal Dutch Shell PLC (GBP) #	101,700
4,137	Royal Dutch Shell PLC (GBP) #	151,157
317	Wolters Kluwer NV #	8,941
		299,629
New Zealand: 0.2%
385	Contact Energy Ltd. #	1,778
723	Fletcher Building Ltd. #	5,980
		7,758
Norway: 1.7%
173	Aker Solutions ASA #	2,693
210	Gjensidige Forsikring ASA #	4,264
803	Orkla ASA #	6,847
394	SeaDrill Ltd. #	13,873
1,172	Statoil ASA #	33,072
717	Telenor ASA #	15,871
190	Yara International ASA #	8,417
		85,037
Philippines: 0.0%
1,900	Aboitiz Power Corp. #	1,577

See Notes to Financial Statements

25

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

Number
of Shares		Value

Poland: 0.9%
34	Bank Handlowy w Warszawie SA #	$1,281
138	Bank Pekao SA #	8,990
43	Jastrzebska Spolka Weglowa SA #	653
147	KGHM Polska Miedz SA #	5,305
919	PKO Bank Polski SA #	12,934
786	Polska Grupa Energetyczna SA #	4,915
59	Powszechny Zaklad Ubezpieczen SA #	8,391
1,105	Tauron Polska Energia SA #	1,917
		44,386
Portugal: 0.2%
2,109	EDP - Energias de Portugal SA #	9,796
Russia: 2.2%
12,435	Gazprom OAO (USD) * #	47,960
536	Lukoil OAO (USD) #	29,912
91	MegaFon OAO (GDR) # Reg S	2,565
58	MMC Norilsk Nickel OJSC (USD) #	9,704
543	Mobile TeleSystems OJSC (ADR)	9,497
1,488	Tatneft OAO (USD) #	8,474
1,388	Uralkali OJSC (USD) #	6,631
		114,743
Singapore: 1.7%
2,000	DBS Group Holdings Ltd. #	25,775
2,000	Keppel Corp. Ltd. #	17,356
1,000	Keppel Land Ltd. #	2,678
1,000	Singapore Exchange Ltd. #	5,528
2,000	Singapore Press Holdings Ltd. #	6,685
8,000	Singapore Telecommunications Ltd. #	23,260
1,000	StarHub Ltd. #	3,347
		84,629
South Africa: 2.6%
1,441	African Bank Investments Ltd. #	1,474
356	Barclays Africa Group Ltd. #	5,047
3,258	FirstRand Ltd. #	11,181
201	Foschini Group Ltd. #	2,044
199	Imperial Holdings Ltd. #	3,563
268	Investec Ltd. #	2,159
85	Kumba Iron Ore Ltd. #	3,049
1,154	MMI Holdings Ltd. #	2,702
1,771	MTN Group Ltd. #	36,282
623	Nampak Ltd. #	2,131
214	Nedbank Group Ltd. #	4,553
541	PPC Ltd. #	1,502
190	Reunert Ltd. #	1,165
580	Sasol Ltd. #	32,468
1,275	Standard Bank Group Ltd. #	16,814
463	Truworths International Ltd. #	3,395
391	Vodacom Group Ltd. #	4,830
		134,359
South Korea: 0.2%
70	KT Corp. #	1,949
115	KT&G Corp. #	8,661
10	SK Telecom Co. Ltd. #	2,029
		12,639
Spain: 1.3%
201	Enagas SA #	6,117
424	Ferrovial SA #	9,195
368	Gas Natural SDG SA #	10,358
1,132	Mapfre SA #	4,779
Number
of Shares		Value

Spain: (continued)
114	Red Electrica Corp. SA #	$9,274
913	Repsol YPF SA #	23,328
176	Zardoya Otis SA #	3,001
		66,052
Sweden: 1.8%
287	Boliden AB #	4,363
253	Electrolux AB #	5,530
997	Hennes & Mauritz AB #	42,449
424	Husqvarna AB #	2,955
129	Industrivarden AB #	2,497
329	Securitas AB #	3,804
399	Skanska AB #	9,389
335	Tele2 AB	4,149
2,502	TeliaSonera AB #	18,863
		93,999
Switzerland: 6.0%
2,417	Novartis AG #	205,385
57	Swiss Prime Site AG #	4,851
370	Swiss Re AG #	34,368
24	Swisscom AG #	14,757
156	Zurich Insurance Group AG #	47,948
		307,309
Taiwan: 1.6%
2,000	Asia Cement Corp. #	2,499
1,000	Asustek Computer, Inc. #	9,909
1,000	Chicony Electronics Co. Ltd. #	2,598
1,000	China Motor Corp. #	894
4,000	Chunghwa Telecom Co. Ltd. #	12,309
1,000	CTCI Corp. #	1,501
3,000	Far Eastern New Century Corp. #	3,193
2,000	Far EasTone Telecommunications Co. Ltd. #	4,234
2,000	Lite-On Technology Corp. #	2,990
1,000	Novatek Microelectronics Corp. Ltd. #	4,596
2,000	Pou Chen Corp. #	2,830
3,000	Quanta Computer, Inc. #	8,088
1,000	Ruentex Development Co. Ltd. #	1,833
1,000	Ruentex Industries Ltd. #	2,395
1,000	Synnex Technology International Corp. #	1,612
3,000	Taiwan Cement Corp. #	4,640
1,000	Taiwan Fertilizer Co. Ltd. #	2,099
2,000	Taiwan Mobile Co. Ltd. #	6,281
2,000	Teco Electric and Machinery Co. Ltd. #	2,238
1,000	TSRC Corp. #	1,496
1,000	Unimicron Technology Corp. #	807
2,000	Wistron Corp. #	1,648
1,000	WPG Holdings Ltd. #	1,209
		81,899
Thailand: 0.5%
1,100	Advanced Info Service PCL (NVDR) #	7,682
1,100	Banpu PCL (NVDR) #	949
1,000	BEC World PCL (NVDR) #	1,683
3,700	Krung Thai Bank PCL (NVDR) #	2,139
1,800	PTT Global Chemical PCL (NVDR) #	4,013
900	PTT PCL (NVDR) #	8,296
900	Thai Oil PCL (NVDR) #	1,473
		26,235

See Notes to Financial Statements

26

Number
of Shares		Value

Turkey: 0.1%
74	Ford Otomotiv Sanayi AS #	$755
131	Tofas Turk Otomobil Fabrikasi AS #	744
132	Tupras-Turkiye Petrol Rafinerileri AS #	2,793
478	Turk Telekomunikasyon AS #	1,327
		5,619
United Kingdom: 21.8%
203	Admiral Group PLC #	4,834
414	Antofagasta PLC #	5,776
1,319	AstraZeneca PLC #	85,507
3,381	BAE Systems PLC #	23,488
19,592	BP PLC #	157,423
1,985	British American Tobacco PLC #	110,735
5,356	Centrica PLC #	29,466
5,108	GlaxoSmithKline PLC #	136,207
19,697	HSBC Holdings PLC #	199,440
578	ICAP PLC #	3,643
1,015	Imperial Tobacco Group PLC #	41,044
471	Inmarsat PLC #	5,710
608	Investec PLC #	4,922
1,299	J Sainsbury PLC #	6,850
6,216	Legal & General Group PLC #	21,222
1,698	Marks & Spencer Group PLC #	12,782
3,919	National Grid PLC #	53,853
3,866	RSA Insurance Group PLC	5,772
251	Severn Trent PLC #	7,637
1,015	SSE PLC #	24,862
2,497	Standard Life PLC #	15,732
8,493	Tesco PLC #	41,889
470	TUI Travel PLC #	3,435
27,771	Vodafone Group PLC #	102,123
2,330	WM Morrison Supermarkets PLC #	8,285
		1,112,637
Number
of Shares		Value

United States: 0.1%
176	Southern Copper Corp.	$5,123
Total Common Stocks (Cost: $5,095,201)		5,055,927
PREFERRED STOCKS: 0.8%
Brazil: 0.7%
200	Banco do Estado do Rio Grande do Sul SA (Class A)	1,163
800	Cia Energetica de Minas Gerais	5,407
300	Telefonica Brasil SA	6,386
2,000	Vale SA	25,127
		38,083
Russia: 0.1%
7,282	Surgutneftegas OJSC (USD) #	5,278
Total Preferred Stocks (Cost: $41,281)		43,361
RIGHTS: 0.0% (Cost: $0)
United Kingdom: 0.0%
1,449	RSA Insurance Group PLC (GBP 56.00, expiring 04/09/14) *	809
Total Investments: 99.7% (Cost: $5,136,482)		5,100,097
Other assets less liabilities: 0.3%		14,748
NET ASSETS: 100.0%		$5,114,845

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,349,095 which represents 85.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

27

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited) (continued)

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Basic Materials	5.7%	$290,254
Communications	12.3	628,570
Consumer, Cyclical	5.0	256,769
Consumer, Non-cyclical	17.9	910,117
Diversified	0.5	26,791
Energy	17.9	912,835
Financial	29.4	1,497,098
Industrial	3.8	194,001
Technology	1.3	68,320
Utilities	6.2	315,342
	100.0%	$5,100,097

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$308,567	$–	$308,567
Austria	–	7,039	–	7,039
Belgium	–	5,015	–	5,015
Brazil	58,609	–	–	58,609
Canada	540,737	–	–	540,737
Chile	8,650	–	–	8,650
China / Hong Kong	–	430,748	–	430,748
Colombia	10,613	–	–	10,613
Czech Republic	–	3,828	–	3,828
Denmark	7,889	2,573	–	10,462
Egypt	–	872	–	872
Finland	10,620	48,974	–	59,594
France	41,893	400,287	–	442,180
Germany	–	443,331	–	443,331
Indonesia	–	8,056	–	8,056
Ireland	–	21,555	–	21,555
Israel	–	7,668	–	7,668
Italy	–	20,975	–	20,975
Japan	–	99,606	–	99,606
Luxembourg	–	23,595	–	23,595
Malaysia	1,810	42,243	–	44,053
Mexico	6,748	–	–	6,748
Netherlands	–	299,629	–	299,629
New Zealand	–	7,758	–	7,758
Norway	–	85,037	–	85,037
Philippines	–	1,577	–	1,577
Poland	–	44,386	–	44,386
Portugal	–	9,796	–	9,796
Russia	9,497	105,246	–	114,743
Singapore	–	84,629	–	84,629
South Africa	–	134,359	–	134,359
South Korea	–	12,639	–	12,639
Spain	–	66,052	–	66,052
Sweden	4,149	89,850	–	93,999
Switzerland	–	307,309	–	307,309
Taiwan	–	81,899	–	81,899
Thailand	–	26,235	–	26,235
Turkey	–	5,619	–	5,619
United Kingdom	5,772	1,106,865	–	1,112,637
United States	5,123	–	–	5,123
Preferred Stocks
Brazil	38,083	–	–	38,083
Russia	–	5,278	–	5,278
Rights	809	–	–	809
Total	$751,002	$4,349,095	$–	$5,100,097

See Notes to Financial Statements

28

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2014 (unaudited)

	MSCI Emerging Markets Quality ETF	MSCI Emerging Markets Quality Dividend ETF	MSCI International Quality ETF	MSCI International Quality Dividend ETF
Assets:
Investments, at value (1)	$5,170,566	$5,105,935	$10,196,231	$5,100,097
Cash	–	3,755	61,404	4,214
Cash denominated in foreign currency, at value (2)	16,177	14,100	14,010	6,967
Receivables:
Investment securities sold	5,143	6,809	4,476	4,097
Due from Adviser	11,359	8,654	9,568	8,811
Dividends	4,295	6,003	28,322	18,842
Total assets	5,207,540	5,145,256	10,314,011	5,143,028

Liabilities:
Payables:
Investment securities purchased	5,185	6,864	4,502	4,116
Due to custodian	9,174	–	–	–
Accrued expenses	29,696	24,696	28,855	24,067
Total liabilities	44,055	31,560	33,357	28,183
NET ASSETS	$5,163,485	$5,113,696	$10,280,654	$5,114,845
Shares outstanding	100,000	100,000	200,000	100,000
Net asset value, redemption and offering price per share	$51.63	$51.14	$51.40	$51.15

Net assets consist of:
Aggregate paid in capital	$5,028,438	$5,026,356	$10,091,205	$5,039,718
Net unrealized appreciation (depreciation)	122,181	73,696	150,798	(36,291)
Undistributed net investment income	10,056	13,675	63,293	120,476
Accumulated net realized gain (loss)	2,810	(31)	(24,642)	(9,058)
	$5,163,485	$5,113,696	$10,280,654	$5,114,845
(1) Cost of investments	$5,048,336	$5,032,198	$10,045,468	$5,136,482
(2) Cost of cash denominated in foreign currency	$16,236	$14,117	$14,033	$6,972

See Notes to Financial Statements

29

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2014 (unaudited)

	MSCI Emerging Markets Quality ETF*	MSCI Emerging Markets Quality Dividend ETF*	MSCI International Quality ETF*	MSCI International Quality Dividend ETF*
Income:
Dividends	$16,419	$20,631	$77,216	$127,809
Foreign taxes withheld	(1,677)	(2,321)	(5,398)	(3,076)
Total income	14,742	18,310	71,818	124,733

Expenses:
Management fees	4,672	4,597	8,498	4,229
Professional fees	11,620	10,943	11,620	10,961
Trustees’ fees and expenses	409	381	408	381
Reports to shareholders	5,314	5,345	5,313	4,867
Indicative optimized portfolio value fee	3,945	3,944	3,937	3,939
Custodian fees	6,084	1,604	6,431	1,605
Registration fees	1,354	1,357	1,349	1,349
Transfer agent fees	228	240	230	228
Fund accounting fees	2,579	2,699	2,571	2,571
Interest	14	38	26	27
Other	136	136	141	135
Total expenses	36,355	31,284	40,524	30,292
Waiver of management fees	(4,672)	(4,597)	(8,498)	(4,229)
Expenses assumed by the Adviser	(26,997)	(22,052)	(23,501)	(21,806)
Net expenses	4,686	4,635	8,525	4,257
Net investment income	10,056	13,675	63,293	120,476

Net realized gain (loss) on:
Investments	(397)	(291)	673	(717)
Foreign currency transactions and foreign denominated assets and liabilities	3,207	260	(25,315)	(8,341)
Net realized gain (loss)	2,810	(31)	(24,642)	(9,058)

Net change in unrealized appreciation (depreciation) on:
Investments	122,230	73,737	150,763	(36,385)
Foreign currency transactions and foreign denominated assets and liabilities	(49)	(41)	35	94
Net change in unrealized appreciation (depreciation)	122,181	73,696	150,798	(36,291)
Net Increase in Net Assets Resulting from Operations	$135,047	$87,340	$189,449	$75,127

*   For the period January 21, 2014 (commencement of operations) through March 31, 2014.

See Notes to Financial Statements

30

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	MSCI Emerging Markets Quality ETF	MSCI Emerging Markets Quality Dividend ETF	MSCI International Quality ETF	MSCI International Quality Dividend ETF
	For the Period January 21, 2014* through March 31, 2014	For the Period January 21, 2014* through March 31, 2014	For the Period January 21, 2014* through March 31, 2014	For the Period January 21, 2014* through March 31, 2014
Operations:
Net investment income	$10,056	$13,675	$63,293	$120,476
Net realized gain (loss)	2,810	(31)	(24,642)	(9,058)
Net change in unrealized appreciation (depreciation)	122,181	73,696	150,798	(36,291)
Net increase in net assets resulting from operations	135,047	87,340	189,449	75,127

Share transactions:**
Proceeds from sale of shares	5,028,438	5,026,356	10,091,205	5,039,718
Cost of shares redeemed	–	–	–	–
Increase in net assets resulting from share transactions	5,028,438	5,026,356	10,091,205	5,039,718
Total increase in net assets	5,163,485	5,113,696	$10,280,654	5,114,845
Net Assets, beginning of period	–	–	–	–
Net Assets, end of period†	$5,163,485	$5,113,696	$10,280,654	$5,114,845
† Including undistributed net investment income	$10,056	$13,675	$63,293	$120,476

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	100,000	200,000	100,000
Shares redeemed	–	–	–	–
Net increase	100,000	100,000	200,000	100,000

*    Commencement of operations

See Notes to Financial Statements

31

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS (unaudited)
For a share outstanding throughout the period:

	MSCI Emerging Markets Quality ETF
	For the Period
	January 21,
	2014 (a) through
	March 31,
	2014
Net asset value, beginning of period	$50.18
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments	1.35
Total from investment operations	1.45
Net asset value, end of period	$51.63
Total return (b)	2.89	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,163
Ratio of gross expenses to average net assets	3.89	%(d)
Ratio of net expenses to average net assets	0.50	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(d)
Ratio of net investment income to average net assets	1.08	%(d)
Portfolio turnover rate	0	%(c)
	MSCI Emerging
	Markets Quality
	Dividend ETF
	For the Period
	January 21,
	2014 (a) through
	March 31,
	2014
Net asset value, beginning of period	$50.08
Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain on investments	0.92
Total from investment operations	1.06
Net asset value, end of period	$51.14
Total return (b)	2.12	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,114
Ratio of gross expenses to average net assets	3.40	%(d)
Ratio of net expenses to average net assets	0.50	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(d)
Ratio of net investment income to average net assets	1.49	%(d)
Portfolio turnover rate	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

32

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS (unaudited)
For a share outstanding throughout the period:

	MSCI International
	Quality ETF
	For the Period
	January 21,
	2014 (a) through
	March 31,
	2014
Net asset value, beginning of period	$50.15
Income from investment operations:
Net investment income	0.32
Net realized and unrealized gain on investments	0.93
Total from investment operations	1.25
Net asset value, end of period	$51.40
Total return (b)	2.49	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,281
Ratio of gross expenses to average net assets	2.15	%(d)
Ratio of net expenses to average net assets	0.45	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.45	%(d)
Ratio of net investment income to average net assets	3.35	%(d)
Portfolio turnover rate	1	%(c)
	MSCI International
	Quality Dividend ETF
	For the Period
	January 21,
	2014 (a) through
	March 31,
	2014
Net asset value, beginning of period	$50.21
Income from investment operations:
Net investment income	1.20
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	0.94
Net asset value, end of period	$51.15
Total return (b)	1.87	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,115
Ratio of gross expenses to average net assets	3.22	%(d)
Ratio of net expenses to average net assets	0.45	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.45	%(d)
Ratio of net investment income to average net assets	12.81	%(d)
Portfolio turnover rate	1	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

33

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2014, offers fifty-eight investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: MSCI Emerging Markets Quality ETF, MSCI Emerging Markets Quality Dividend ETF, MSCI International Quality ETF and MSCI International Quality Dividend ETF, (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index licensed, managed and published by MSCI, Inc.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index
MSCI Emerging Markets Quality ETF	January 21, 2014	MSCI Emerging Markets Quality Index
MSCI Emerging Markets Quality Dividend ETF	January 21, 2014	MSCI Emerging Markets High Dividend Yield Index
MSCI International Quality ETF	January 21, 2014	MSCI ACWI ex USA Quality Index
MSCI International Quality Dividend ETF	January 21, 2014	MSCI ACWI ex USA High Dividend Quality Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standard Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. Participatory Notes are fair valued using the current market value of the underlying equity investments. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial
34

instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid quarterly by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative
35

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (unaudited) (continued)

instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2014.

G.	Repurchase Agreements–The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of March 31, 2014, the Funds held no repurchase agreements.

H.	Participatory Notes–The Funds may invest in Participatory Notes (“P-Notes”) issued by banks or broker-dealers and designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The Funds are entitled to receive any dividends paid in connection with the underlying security, however, generally do not receive voting rights.

I.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% from MSCI Emerging Markets Quality ETF and MSCI Emerging Markets Quality Dividend ETF’s average daily net assets, and 0.45% from MSCI International Quality ETF and MSCI International Quality Dividend ETF’s average daily net assets. The Adviser has agreed, at least until February 1, 2015, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts waived/assumed by the Adviser for the period ended March 31, 2014, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by the Adviser
MSCI Emerging Markets Quality ETF	0.50%	$4,672	$26,997
MSCI Emerging Markets Quality Dividend ETF	0.50	4,597	22,052
MSCI International Quality ETF	0.45	8,498	23,501
MSCI International Quality Dividend ETF	0.45	4,229	21,806

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

36

Note 4–Investments–For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
MSCI Emerging Markets Quality ETF	$ 5,065,468	$16,735
MSCI Emerging Markets Quality Dividend ETF	5,047,070	14,581
MSCI International Quality ETF	10,166,336	138,785
MSCI International Quality Dividend ETF	5,198,919	61,720

Note 5–Income Taxes–As of March 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Quality ETF	$5,048,336	$267,072	$(144,842)	$ 122,230
MSCI Emerging Markets Quality Dividend ETF	5,032,198	205,971	(132,234)	73,737
MSCI International Quality ETF	10,045,468	385,317	(234,554)	150,763
MSCI International Quality Dividend ETF	5,136,482	162,815	(199,200)	(36,385)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2014, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of March 31, 2014, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of at least 100,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2014, the Funds had no in-kind contributions or redemptions.

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subject the Funds to counterparty risk. The Funds are relying on the creditworthiness of the counterparty issuing the P-Note and have no rights under a P-Note against the issuer of the underlying security.

37

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (unaudited) (continued)

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan, if any, is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan, if any, is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund, the Bank of New York Institutional Cash Reserve, or repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of March 31, 2014, the Funds had no securities on loan.

Note 10–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2014, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
MSCI Emerging Markets Quality ETF	3	$116,110	1.47%
MSCI Emerging Markets Quality Dividend ETF	2	470,000	1.47
MSCI International Quality ETF	2	313,931	1.47
MSCI International Quality Dividend ETF	7	100,384	1.46

As of March 31, 2014, the Funds had no outstanding loan balances.

Note 11–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2014, the Funds did not have any expense offsets to reduce custodian fees.

Note 12–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to March 31, 2014:

Fund	Ex-Date	Record Date	Payable Date	Per Share
MSCI Emerging Markets Quality ETF	4/1/2014	4/3/2014	4/7/2014	$0.1024
MSCI Emerging Markets Quality Dividend ETF	4/1/2014	4/3/2014	4/7/2014	$0.1368
MSCI International Quality ETF	4/1/2014	4/3/2014	4/7/2014	$0.3168
MSCI International Quality Dividend ETF	4/1/2014	4/3/2014	4/7/2014	$0.3500
38

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

At a meeting held on September 11, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the MSCI Emerging Markets Quality Dividend ETF, MSCI Emerging Markets Quality ETF, MSCI International Quality Dividend ETF and MSCI International Quality ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with management of the Funds and the Adviser at the Meeting, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of each Fund and such Fund’s shareholders.

39

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation

335 Madison Avenue

New York, NY 10017

vaneck.com

Account Assistance:

1.888.MKT.VCTR

MVQUALSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date June 5, 2014
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date June 5, 2014
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date June 5, 2014
     ---------------